Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Extended Market Index Portfolio
March 31, 2024
VEMI-NPRT1-0524
1.9887320.105
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	756	25,409
AST SpaceMobile, Inc. (a)	3,369	9,770
ATN International, Inc.	396	12,476
Bandwidth, Inc. (a)	849	15,503
Cogent Communications Group, Inc.	1,695	110,734
Consolidated Communications Holdings, Inc. (a)	2,837	12,256
Frontier Communications Parent, Inc. (a)(b)	8,682	212,709
Globalstar, Inc. (a)(b)	28,699	42,188
IDT Corp. Class B	788	29,794
Iridium Communications, Inc.	4,861	127,164
Liberty Global Ltd.:
Class A	5,989	101,334
Class C (b)	8,236	145,283
Liberty Latin America Ltd.:
Class A (a)	3,698	25,775
Class C (a)	2,756	19,264
Lumen Technologies, Inc. (a)(b)	39,632	61,826
Shenandoah Telecommunications Co.	1,973	34,271
		985,756
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (b)	9,670	35,972
Cinemark Holdings, Inc. (a)(b)	4,150	74,576
Endeavor Group Holdings, Inc.	7,306	187,983
Eventbrite, Inc. (a)	3,420	18,742
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,026	20,159
Class B (a)	5,560	51,764
Live Nation Entertainment, Inc. (a)	5,560	588,081
Madison Square Garden Entertainment Corp.	1,619	63,481
Madison Square Garden Sports Corp. (a)	652	120,307
Marcus Corp. (b)	914	13,034
Playtika Holding Corp.	2,787	19,648
Roku, Inc. Class A (a)	4,907	319,789
Skillz, Inc. (a)(b)	429	2,784
Sphere Entertainment Co. (a)	1,044	51,240
TKO Group Holdings, Inc.	2,353	203,323
Vivid Seats, Inc. Class A (a)	2,002	11,992
Warner Music Group Corp. Class A	5,425	179,134
		1,962,009
Interactive Media & Services - 0.4%
Angi, Inc. (a)(b)	3,668	9,610
Bumble, Inc. (a)	3,929	44,594
CarGurus, Inc. Class A (a)	3,360	77,549
Cars.com, Inc. (a)	2,411	41,421
EverQuote, Inc. Class A (a)	837	15,535
fuboTV, Inc. (a)(b)	11,138	17,598
IAC, Inc. (a)	2,728	145,512
MediaAlpha, Inc. Class A (a)	815	16,602
Nextdoor Holdings, Inc. (a)	5,917	13,313
QuinStreet, Inc. (a)	2,035	35,938
Rumble, Inc. (a)(b)	3,145	25,412
Shutterstock, Inc. (b)	941	43,107
TripAdvisor, Inc. (a)	4,245	117,969
Vimeo, Inc. (a)	6,321	25,853
Yelp, Inc. (a)	2,672	105,277
Ziff Davis, Inc. (a)	1,800	113,472
ZipRecruiter, Inc. (a)	2,989	34,344
Zoominfo Technologies, Inc. (a)	11,627	186,381
		1,069,487
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	9,065	23,660
AMC Networks, Inc. Class A (a)	1,251	15,175
Boston Omaha Corp. (a)	758	11,719
Cable One, Inc. (b)	179	75,740
Cardlytics, Inc. (a)(b)	1,650	23,909
Clear Channel Outdoor Holdings, Inc. (a)	14,143	23,336
E.W. Scripps Co. Class A (a)	2,218	8,717
EchoStar Corp. Class A (a)(b)	4,733	67,445
Entravision Communication Corp. Class A	2,436	3,995
Gannett Co., Inc. (a)	5,627	13,730
Gray Television, Inc.	3,151	19,914
iHeartMedia, Inc. (a)	3,712	7,758
Integral Ad Science Holding Corp. (a)	2,602	25,942
John Wiley & Sons, Inc. Class A	1,667	63,563
Magnite, Inc. (a)	4,771	51,288
News Corp.:
Class A	14,244	372,908
Class B	5,135	138,953
Nexstar Media Group, Inc. Class A	1,265	217,947
PubMatic, Inc. (a)	1,706	40,466
Scholastic Corp.	1,074	40,501
Sinclair, Inc. Class A (b)	1,490	20,070
Sirius XM Holdings, Inc. (b)	25,589	99,285
Stagwell, Inc. (a)	4,380	27,244
TechTarget, Inc. (a)	1,028	34,006
TEGNA, Inc.	7,717	115,292
The New York Times Co. Class A	6,414	277,213
Thryv Holdings, Inc. (a)	1,220	27,121
WideOpenWest, Inc. (a)	2,122	7,682
		1,854,579
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,443	21,450
NII Holdings, Inc. (a)(c)	1,280	0
Spok Holdings, Inc.	823	13,127
Telephone & Data Systems, Inc.	3,873	62,045
U.S. Cellular Corp. (a)	556	20,294
		116,916
TOTAL COMMUNICATION SERVICES		5,988,747
CONSUMER DISCRETIONARY - 13.6%
Automobile Components - 1.2%
Adient PLC (a)	3,678	121,080
American Axle & Manufacturing Holdings, Inc. (a)	4,607	33,908
Atmus Filtration Technologies, Inc.	542	17,480
Autoliv, Inc.	2,936	353,582
BorgWarner, Inc.	9,221	320,338
Dana, Inc.	5,044	64,059
Dorman Products, Inc. (a)	1,112	107,186
Fox Factory Holding Corp. (a)	1,666	86,749
Garrett Motion, Inc. (a)	5,510	54,769
Gentex Corp.	9,142	330,209
Gentherm, Inc. (a)	1,288	74,163
Holley, Inc. (a)	2,049	9,139
LCI Industries	995	122,445
Lear Corp.	2,283	330,761
Luminar Technologies, Inc. (a)(b)	10,344	20,378
Mobileye Global, Inc. (a)(b)	2,990	96,129
Modine Manufacturing Co. (a)	2,049	195,044
Motorcar Parts of America, Inc. (a)	552	4,438
Patrick Industries, Inc.	817	97,607
Phinia, Inc.	1,837	70,596
QuantumScape Corp. Class A (a)(b)	13,678	86,035
Solid Power, Inc. (a)(b)	5,314	10,787
Standard Motor Products, Inc.	710	23,821
Stoneridge, Inc. (a)	1,028	18,956
The Goodyear Tire & Rubber Co. (a)	11,122	152,705
Visteon Corp. (a)	1,093	128,548
XPEL, Inc. (a)	837	45,215
		2,976,127
Automobiles - 0.4%
Canoo, Inc. (a)(b)	1,008	3,599
Harley-Davidson, Inc.	4,978	217,738
Lucid Group, Inc. Class A (a)(b)	35,041	99,867
Mullen Automotive, Inc. (a)(b)	127	660
Rivian Automotive, Inc. (a)(b)	26,462	289,759
Thor Industries, Inc.	2,092	245,475
Winnebago Industries, Inc.	1,177	87,098
Workhorse Group, Inc. (a)(b)	7,345	1,723
		945,919
Broadline Retail - 0.3%
Big Lots, Inc. (b)	922	3,992
ContextLogic, Inc. (a)(b)	694	3,949
Dillard's, Inc. Class A (b)	136	64,143
Groupon, Inc. (a)(b)	934	12,460
Kohl's Corp.	4,348	126,744
Macy's, Inc. (b)	10,739	214,673
Nordstrom, Inc. (b)	3,815	77,330
Ollie's Bargain Outlet Holdings, Inc. (a)	2,421	192,639
Qurate Retail, Inc. Series A (a)	14,204	17,471
		713,401
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	2,737	1,067
ADT, Inc.	8,761	58,874
Adtalem Global Education, Inc. (a)	1,562	80,287
American Public Education, Inc. (a)	781	11,090
Bright Horizons Family Solutions, Inc. (a)	2,270	257,327
Carriage Services, Inc.	507	13,709
Chegg, Inc. (a)	4,560	34,519
Coursera, Inc. (a)	4,134	57,959
Duolingo, Inc. (a)	1,404	309,694
European Wax Center, Inc. (a)(b)	1,419	18,419
Frontdoor, Inc. (a)	3,120	101,650
Graham Holdings Co.	140	107,475
Grand Canyon Education, Inc. (a)	1,159	157,867
H&R Block, Inc.	5,645	277,226
Laureate Education, Inc. Class A	5,293	77,119
Mister Car Wash, Inc. (a)(b)	3,467	26,869
Nerdy, Inc. Class A (a)	2,685	7,813
OneSpaWorld Holdings Ltd. (a)	3,451	45,657
Perdoceo Education Corp.	2,581	45,322
Service Corp. International	5,793	429,899
Strategic Education, Inc.	862	89,751
Stride, Inc. (a)	1,559	98,295
Udemy, Inc. (a)	3,432	37,683
WW International, Inc. (a)	3,327	6,155
		2,351,726
Hotels, Restaurants & Leisure - 3.0%
Accel Entertainment, Inc. (a)	2,261	26,657
Aramark	10,234	332,810
Bally's Corp. (a)	1,080	15,055
BJ's Restaurants, Inc. (a)	913	33,032
Bloomin' Brands, Inc.	3,404	97,627
Bowlero Corp. Class A (b)	1,425	19,523
Boyd Gaming Corp.	2,722	183,245
Brinker International, Inc. (a)	1,733	86,095
Choice Hotels International, Inc. (b)	975	123,191
Churchill Downs, Inc.	2,661	329,299
Chuy's Holdings, Inc. (a)(b)	709	23,915
Cracker Barrel Old Country Store, Inc. (b)	871	63,348
Dave & Buster's Entertainment, Inc. (a)(b)	1,350	84,510
Denny's Corp. (a)	2,073	18,574
Dine Brands Global, Inc.	611	28,399
Draftkings Holdings, Inc. (a)	18,287	830,413
Dutch Bros, Inc. (a)	2,103	69,399
El Pollo Loco Holdings, Inc. (a)	1,131	11,016
Everi Holdings, Inc. (a)	3,431	34,482
First Watch Restaurant Group, Inc. (a)	906	22,306
Golden Entertainment, Inc.	841	30,974
Hilton Grand Vacations, Inc. (a)	2,800	132,188
Hyatt Hotels Corp. Class A	1,731	276,302
Inspired Entertainment, Inc. (a)	998	9,840
Jack in the Box, Inc.	789	54,031
Krispy Kreme, Inc. (b)	3,323	50,626
Kura Sushi U.S.A., Inc. Class A (a)(b)	229	26,372
Life Time Group Holdings, Inc. (a)	2,331	36,177
Light & Wonder, Inc. Class A (a)	3,529	360,276
Lindblad Expeditions Holdings (a)	1,381	12,885
Marriott Vacations Worldwide Corp.	1,298	139,834
Monarch Casino & Resort, Inc.	524	39,295
Norwegian Cruise Line Holdings Ltd. (a)(b)	16,684	349,196
Papa John's International, Inc. (b)	1,285	85,581
Penn Entertainment, Inc. (a)(b)	5,958	108,495
Planet Fitness, Inc. (a)	3,350	209,811
Playa Hotels & Resorts NV (a)	4,264	41,361
PlayAGS, Inc. (a)	1,570	14,099
Portillo's, Inc. (a)	1,827	25,907
RCI Hospitality Holdings, Inc.	353	20,474
Red Robin Gourmet Burgers, Inc. (a)(b)	539	4,129
Red Rock Resorts, Inc.	1,910	114,256
Rush Street Interactive, Inc. (a)	2,452	15,963
Sabre Corp. (a)	14,892	36,039
Shake Shack, Inc. Class A (a)	1,471	153,028
Six Flags Entertainment Corp. (a)	2,816	74,117
Soho House & Co., Inc. Class A (a)(b)	1,492	8,460
Sonder Holdings, Inc. (a)(b)	316	935
Sweetgreen, Inc. Class A (a)	3,596	90,835
Target Hospitality Corp. (a)	1,180	12,827
Texas Roadhouse, Inc. Class A	2,616	404,094
The Cheesecake Factory, Inc. (b)	1,831	66,191
Travel+Leisure Co.	2,839	138,997
United Parks & Resorts, Inc. (a)	1,404	78,919
Vail Resorts, Inc. (b)	1,493	332,685
Wendy's Co.	6,526	122,950
Wingstop, Inc.	1,153	422,459
Wyndham Hotels & Resorts, Inc.	3,247	249,207
Wynn Resorts Ltd.	3,762	384,589
Xponential Fitness, Inc. (a)	871	14,406
		7,181,706
Household Durables - 2.0%
Beazer Homes U.S.A., Inc. (a)	1,160	38,048
Cavco Industries, Inc. (a)	305	121,713
Century Communities, Inc.	1,113	107,405
Dream Finders Homes, Inc. (a)(b)	896	39,182
Ethan Allen Interiors, Inc.	878	30,352
GoPro, Inc. Class A (a)	4,716	10,517
Green Brick Partners, Inc. (a)	1,002	60,350
Helen of Troy Ltd. (a)	933	107,519
Hovnanian Enterprises, Inc. Class A (a)	190	29,819
Installed Building Products, Inc. (b)	926	239,584
iRobot Corp. (a)(b)	1,159	10,153
KB Home	3,003	212,853
La-Z-Boy, Inc.	1,692	63,653
Leggett & Platt, Inc.	5,234	100,231
LGI Homes, Inc. (a)	806	93,794
Lovesac (a)	542	12,249
M.D.C. Holdings, Inc.	2,343	147,398
M/I Homes, Inc. (a)	1,092	148,829
Meritage Homes Corp.	1,443	253,189
Mohawk Industries, Inc. (a)	2,075	271,597
Newell Brands, Inc.	14,980	120,289
Purple Innovation, Inc.	1,868	3,250
Skyline Champion Corp. (a)	2,108	179,201
Sonos, Inc. (a)	5,041	96,081
Taylor Morrison Home Corp. (a)	4,219	262,295
Tempur Sealy International, Inc.	6,758	383,990
Toll Brothers, Inc.	4,215	545,295
TopBuild Corp. (a)	1,246	549,150
Traeger, Inc. (a)	2,293	5,801
TRI Pointe Homes, Inc. (a)	3,812	147,372
Tupperware Brands Corp. (a)(b)	1,352	1,812
Universal Electronics, Inc. (a)	413	4,134
Vizio Holding Corp. (a)(b)	3,963	43,355
Whirlpool Corp.	2,152	257,444
Worthington Enterprises, Inc.	1,197	74,489
ZAGG, Inc. rights (a)(c)	548	0
		4,772,393
Leisure Products - 0.7%
Acushnet Holdings Corp. (b)	1,178	77,689
AMMO, Inc. (a)	3,887	10,689
Brunswick Corp.	2,701	260,701
Clarus Corp.	1,285	8,674
Funko, Inc. (a)(b)	1,450	9,048
Hasbro, Inc.	5,115	289,100
JAKKS Pacific, Inc. (a)	287	7,089
Johnson Outdoors, Inc. Class A	254	11,712
Latham Group, Inc. (a)	1,277	5,057
Malibu Boats, Inc. Class A (a)	805	34,840
MasterCraft Boat Holdings, Inc. (a)	580	13,758
Mattel, Inc. (a)	13,850	274,369
Peloton Interactive, Inc. Class A (a)(b)	13,448	57,625
Polaris, Inc.	2,085	208,750
Smith & Wesson Brands, Inc.	1,812	31,456
Solo Brands, Inc. Class A (a)(b)	945	2,051
Sturm, Ruger & Co., Inc.	703	32,443
Topgolf Callaway Brands Corp. (a)	5,587	90,342
Vista Outdoor, Inc. (a)	2,280	74,738
YETI Holdings, Inc. (a)	3,409	131,417
		1,631,548
Specialty Retail - 3.3%
1-800-FLOWERS.com, Inc. Class A (a)	1,111	12,032
Abercrombie & Fitch Co. Class A (a)	1,975	247,527
Academy Sports & Outdoors, Inc.	2,928	197,757
Advance Auto Parts, Inc.	2,336	198,770
America's Car Mart, Inc. (a)	222	14,179
American Eagle Outfitters, Inc.	7,285	187,880
Arhaus, Inc. (b)	1,689	25,994
Arko Corp.	2,897	16,513
Asbury Automotive Group, Inc. (a)	809	190,746
AutoNation, Inc. (a)	1,020	168,892
BARK, Inc. (a)(b)	3,644	4,519
Bath & Body Works, Inc.	8,920	446,178
Beyond, Inc. (a)	1,783	64,028
Big 5 Sporting Goods Corp. (b)	756	2,661
Boot Barn Holdings, Inc. (a)	1,192	113,419
Build-A-Bear Workshop, Inc. (b)	504	15,054
Caleres, Inc.	1,319	54,119
Camping World Holdings, Inc. (b)	1,665	46,370
CarParts.com, Inc. (a)	1,788	2,897
Carvana Co. Class A (a)(b)	4,026	353,926
Chewy, Inc. (a)(b)	4,721	75,111
Citi Trends, Inc. (a)(b)	333	9,034
Designer Brands, Inc. Class A (b)	1,631	17,827
Destination XL Group, Inc. (a)	2,336	8,410
Dick's Sporting Goods, Inc.	2,411	542,137
EVgo, Inc. Class A (a)(b)	3,678	9,232
Five Below, Inc. (a)	2,185	396,315
Floor & Decor Holdings, Inc. Class A (a)(b)	4,182	542,071
Foot Locker, Inc.	3,219	91,742
GameStop Corp. Class A (a)(b)	10,546	132,036
Gap, Inc.	8,416	231,861
Genesco, Inc. (a)	395	11,115
Group 1 Automotive, Inc.	543	158,681
GrowGeneration Corp. (a)(b)	2,065	5,906
Guess?, Inc. (b)	1,080	33,988
Haverty Furniture Companies, Inc.	508	17,333
Hibbett, Inc. (b)	491	37,714
Lands' End, Inc. (a)	400	4,356
Lazydays Holdings, Inc. (a)(b)	422	1,701
Leslie's, Inc. (a)(b)	7,239	47,054
Lithia Motors, Inc. Class A (sub. vtg.)	1,080	324,929
LL Flooring Holdings, Inc. (a)	901	1,649
MarineMax, Inc. (a)	792	26,342
Monro, Inc.	1,246	39,299
Murphy U.S.A., Inc.	759	318,173
National Vision Holdings, Inc. (a)	3,086	68,386
OneWater Marine, Inc. Class A (a)(b)	394	11,091
Penske Automotive Group, Inc.	766	124,084
Petco Health & Wellness Co., Inc. (a)(b)	3,353	7,645
PetMed Express, Inc. (b)	716	3,430
Revolve Group, Inc. (a)(b)	1,502	31,797
RH (a)	607	211,394
Sally Beauty Holdings, Inc. (a)	4,246	52,735
Shoe Carnival, Inc. (b)	678	24,842
Signet Jewelers Ltd.	1,763	176,423
Sleep Number Corp. (a)	799	12,808
Sonic Automotive, Inc. Class A (sub. vtg.)	596	33,936
Sportsman's Warehouse Holdings, Inc. (a)	1,270	3,950
Stitch Fix, Inc. (a)	3,353	8,852
The Aaron's Co., Inc.	1,172	8,790
The Buckle, Inc.	1,174	47,277
The Cato Corp. Class A (sub. vtg.)	523	3,018
The Children's Place, Inc. (a)	485	5,597
The Container Store Group, Inc. (a)	1,142	1,302
The ODP Corp. (a)	1,310	69,496
The RealReal, Inc. (a)(b)	2,958	11,566
thredUP, Inc. (a)(b)	3,515	7,030
Tilly's, Inc. (a)	758	5,154
Upbound Group, Inc.	1,747	61,512
Urban Outfitters, Inc. (a)	2,224	96,566
Valvoline, Inc. (a)(b)	5,438	242,372
Victoria's Secret & Co. (a)	3,037	58,857
Vroom, Inc. (a)	54	725
Warby Parker, Inc. (a)	2,967	40,381
Wayfair LLC Class A (a)(b)	3,620	245,726
Williams-Sonoma, Inc.	2,516	798,905
Winmark Corp.	112	40,510
Zumiez, Inc. (a)	618	9,387
		7,973,021
Textiles, Apparel & Luxury Goods - 1.7%
Allbirds, Inc. Class A (a)(b)	3,386	2,350
Capri Holdings Ltd. (a)	4,554	206,296
Carter's, Inc.	1,443	122,193
Columbia Sportswear Co. (b)	1,353	109,837
Crocs, Inc. (a)	2,377	341,813
Deckers Outdoor Corp. (a)	1,009	949,731
Figs, Inc. Class A (a)(b)	4,656	23,187
Fossil Group, Inc. (a)	1,604	1,636
G-III Apparel Group Ltd. (a)	1,595	46,271
Hanesbrands, Inc. (a)	13,750	79,750
Kontoor Brands, Inc. (b)	1,961	118,150
Levi Strauss & Co. Class A (b)	3,928	78,521
Movado Group, Inc.	594	16,590
Oxford Industries, Inc.	579	65,080
PVH Corp.	2,370	333,246
Ralph Lauren Corp.	1,557	292,342
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,238	320,880
Steven Madden Ltd.	2,752	116,355
Tapestry, Inc.	8,991	426,893
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,620	41,476
Class C (non-vtg.) (a)	9,425	67,295
Unifi, Inc. (a)	536	3,211
VF Corp.	12,970	198,960
Wolverine World Wide, Inc.	3,130	35,087
		3,997,150
TOTAL CONSUMER DISCRETIONARY		32,542,991
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	370	112,635
Celsius Holdings, Inc. (a)	5,817	482,346
Coca-Cola Consolidated, Inc. Consolidated	184	155,739
Duckhorn Portfolio, Inc. (a)	1,614	15,026
MGP Ingredients, Inc.	618	53,228
Molson Coors Beverage Co. Class B	7,254	487,832
National Beverage Corp. (a)(b)	920	43,663
The Vita Coco Co., Inc. (a)	1,164	28,437
		1,378,906
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	15,770	338,109
Andersons, Inc.	1,246	71,483
BJ's Wholesale Club Holdings, Inc. (a)	5,246	396,860
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	341	0
warrants 11/4/28 (a)(c)	341	0
warrants 11/4/28 (a)(c)	341	0
Casey's General Stores, Inc.	1,461	465,255
Chefs' Warehouse Holdings (a)	1,386	52,197
Grocery Outlet Holding Corp. (a)	3,895	112,098
Ingles Markets, Inc. Class A	568	43,554
Performance Food Group Co. (a)	6,100	455,304
PriceSmart, Inc.	982	82,488
SpartanNash Co.	1,358	27,445
Sprouts Farmers Market LLC (a)	3,980	256,630
U.S. Foods Holding Corp. (a)	8,858	478,066
United Natural Foods, Inc. (a)	2,341	26,898
Weis Markets, Inc.	646	41,602
		2,847,989
Food Products - 1.0%
Alico, Inc.	173	5,065
B&G Foods, Inc. Class A (b)	3,126	35,761
Benson Hill, Inc. (a)	3,932	788
Beyond Meat, Inc. (a)(b)	2,389	19,781
BRC, Inc. Class A (a)(b)	1,838	7,867
Cal-Maine Foods, Inc.	1,599	94,101
Calavo Growers, Inc.	662	18,410
Campbell Soup Co.	7,702	342,354
Darling Ingredients, Inc. (a)	6,263	291,292
Flowers Foods, Inc.	7,531	178,861
Fresh Del Monte Produce, Inc.	1,335	34,590
Freshpet, Inc. (a)	1,892	219,207
Ingredion, Inc.	2,553	298,318
J&J Snack Foods Corp.	605	87,459
John B. Sanfilippo & Son, Inc.	353	37,390
Lancaster Colony Corp.	799	165,896
Mission Produce, Inc. (a)(b)	1,585	18,814
Pilgrim's Pride Corp. (a)	1,573	53,985
Post Holdings, Inc. (a)	1,988	211,285
Seaboard Corp.	10	32,239
Seneca Foods Corp. Class A (a)	174	9,901
The Hain Celestial Group, Inc. (a)	3,530	27,746
The Simply Good Foods Co. (a)	3,557	121,045
Tootsie Roll Industries, Inc.	719	23,030
TreeHouse Foods, Inc. (a)	1,974	76,887
Utz Brands, Inc. Class A (b)	2,681	49,438
Vital Farms, Inc. (a)	1,023	23,785
Westrock Coffee Holdings (a)(b)	1,126	11,632
Whole Earth Brands, Inc. Class A (a)(b)	1,064	5,139
		2,502,066
Household Products - 0.2%
Central Garden & Pet Co. (a)	836	35,806
Central Garden & Pet Co. Class A (non-vtg.)	1,525	56,303
Energizer Holdings, Inc.	2,606	76,721
Reynolds Consumer Products, Inc.	2,110	60,262
Spectrum Brands Holdings, Inc.	1,398	124,436
WD-40 Co.	532	134,761
		488,289
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	5,147	303,827
Coty, Inc. Class A (a)	14,674	175,501
Edgewell Personal Care Co.	1,989	76,855
elf Beauty, Inc. (a)	2,165	424,405
Herbalife Ltd. (a)(b)	3,888	39,074
Inter Parfums, Inc.	702	98,638
MediFast, Inc. (b)	432	16,554
Nu Skin Enterprises, Inc. Class A	1,944	26,886
The Beauty Health Co. (a)	3,543	15,731
The Honest Co., Inc. (a)	2,925	11,846
USANA Health Sciences, Inc. (a)	452	21,922
		1,211,239
Tobacco - 0.1%
Turning Point Brands, Inc.	665	19,485
Universal Corp.	964	49,858
Vector Group Ltd.	5,170	56,663
		126,006
TOTAL CONSUMER STAPLES		8,554,495
ENERGY - 4.8%
Energy Equipment & Services - 1.4%
Archrock, Inc.	5,367	105,569
Bristow Group, Inc. (a)	923	25,106
Cactus, Inc.	2,569	128,681
Championx Corp.	7,645	274,379
Core Laboratories, Inc. (b)	1,848	31,564
Diamond Offshore Drilling, Inc. (a)	4,026	54,915
DMC Global, Inc. (a)	744	14,501
Dril-Quip, Inc. (a)	1,378	31,046
Expro Group Holdings NV (a)	3,396	67,818
Helix Energy Solutions Group, Inc. (a)	5,562	60,292
Helmerich & Payne, Inc.	3,904	164,202
Kodiak Gas Services, Inc.	586	16,021
Liberty Oilfield Services, Inc. Class A	6,028	124,900
Nabors Industries Ltd. (a)	357	30,748
Newpark Resources, Inc. (a)	2,750	19,855
Noble Corp. PLC	4,251	206,131
NOV, Inc.	15,458	301,740
Oceaneering International, Inc. (a)	3,956	92,570
Oil States International, Inc. (a)	2,396	14,759
Patterson-UTI Energy, Inc.	12,605	150,504
ProFrac Holding Corp. (a)(b)	711	5,944
ProPetro Holding Corp. (a)	3,360	27,149
RPC, Inc. (b)	3,286	25,434
Select Water Solutions, Inc. Class A	3,214	29,665
Solaris Oilfield Infrastructure, Inc. Class A	1,245	10,794
TechnipFMC PLC	17,072	428,678
TETRA Technologies, Inc. (a)	4,764	21,105
Tidewater, Inc. (a)	1,908	175,536
Transocean Ltd. (United States) (a)(b)	27,918	175,325
U.S. Silica Holdings, Inc. (a)	3,037	37,689
Valaris Ltd. (a)	2,462	185,290
Weatherford International PLC (a)	2,828	326,408
		3,364,318
Oil, Gas & Consumable Fuels - 3.4%
Amplify Energy Corp. (a)	1,531	10,120
Antero Midstream GP LP	13,280	186,717
Antero Resources Corp. (a)	11,089	321,581
APA Corp.	12,031	413,626
Ardmore Shipping Corp.	1,639	26,912
Berry Corp.	2,506	20,173
California Resources Corp.	2,527	139,238
Centrus Energy Corp. Class A (a)	509	21,139
Chesapeake Energy Corp. (b)	4,371	388,276
Chord Energy Corp.	1,618	288,392
Civitas Resources, Inc.	3,352	254,450
Clean Energy Fuels Corp. (a)(b)	7,064	18,932
CNX Resources Corp. (a)	6,235	147,894
Comstock Resources, Inc. (b)	3,660	33,965
CONSOL Energy, Inc.	1,095	91,717
Crescent Energy, Inc. Class A	3,270	38,913
CVR Energy, Inc.	1,143	40,759
Delek U.S. Holdings, Inc.	2,334	71,747
Dorian LPG Ltd. (b)	1,339	51,498
DT Midstream, Inc.	3,789	231,508
EQT Corp.	16,131	597,976
Equitrans Midstream Corp.	16,960	211,830
Evolution Petroleum Corp.	1,028	6,312
Excelerate Energy, Inc.	709	11,358
FutureFuel Corp.	884	7,116
Gevo, Inc. (a)(b)	9,709	7,463
Green Plains, Inc. (a)	2,338	54,055
Gulfport Energy Corp. (a)	387	61,966
Hallador Energy Co. (a)	1,002	5,341
HF Sinclair Corp.	6,143	370,853
International Seaways, Inc.	1,479	78,683
Kinetik Holdings, Inc.	885	35,285
Kosmos Energy Ltd. (a)	18,061	107,644
Magnolia Oil & Gas Corp. Class A (b)	7,283	188,994
Matador Resources Co. (b)	4,351	290,516
Murphy Oil Corp.	5,759	263,186
New Fortress Energy, Inc. (b)	2,575	78,769
Nextdecade Corp. (a)(b)	2,845	16,160
Northern Oil & Gas, Inc.	3,591	142,491
Overseas Shipholding Group, Inc.	2,210	14,144
Par Pacific Holdings, Inc. (a)	2,187	81,050
PBF Energy, Inc. Class A	4,270	245,824
Peabody Energy Corp.	4,324	104,900
Permian Resource Corp. Class A	16,298	287,823
Range Resources Corp.	9,466	325,914
Rex American Resources Corp. (a)	579	33,993
Riley Exploration Permian, Inc.	138	4,554
Ring Energy, Inc. (a)(b)	1,495	2,930
SandRidge Energy, Inc. (b)	1,183	17,236
Scorpio Tankers, Inc.	1,835	131,294
SilverBow Resources, Inc. (a)	573	19,562
Sitio Royalties Corp. (b)	3,218	79,549
SM Energy Co.	4,566	227,615
Southwestern Energy Co. (a)	43,206	327,501
Talos Energy, Inc. (a)	3,964	55,219
Teekay Corp. (a)	2,487	18,105
Teekay Tankers Ltd.	960	56,074
Tellurian, Inc. (a)(b)	26,735	17,683
Texas Pacific Land Corp.	732	423,469
Uranium Energy Corp. (a)(b)	15,144	102,222
VAALCO Energy, Inc.	3,973	27,692
Vertex Energy, Inc. (a)(b)	3,169	4,437
Vital Energy, Inc. (a)(b)	976	51,279
Vitesse Energy, Inc. (b)	922	21,879
W&T Offshore, Inc. (b)	3,820	10,123
World Kinect Corp.	2,363	62,501
		8,088,127
TOTAL ENERGY		11,452,445
FINANCIALS - 16.6%
Banks - 5.5%
1st Source Corp.	661	34,650
Amalgamated Financial Corp.	731	17,544
Amerant Bancorp, Inc. Class A	1,077	25,083
Ameris Bancorp	2,548	123,272
Associated Banc-Corp.	5,830	125,403
Atlantic Union Bankshares Corp.	2,947	104,059
Axos Financial, Inc. (a)	2,019	109,107
Banc of California, Inc.	5,141	78,195
BancFirst Corp.	568	50,001
Bancorp, Inc., Delaware (a)	2,109	70,567
Bank First National Corp.	335	29,034
Bank of Hawaii Corp. (b)	1,561	97,391
Bank of Marin Bancorp	550	9,224
Bank OZK	4,130	187,750
BankUnited, Inc.	2,925	81,900
Banner Corp.	1,351	64,848
Berkshire Hills Bancorp, Inc.	1,689	38,712
BOK Financial Corp.	1,083	99,636
Bridgewater Bancshares, Inc. (a)	801	9,324
Brookline Bancorp, Inc., Delaware	3,501	34,870
Business First Bancshares, Inc.	961	21,411
Byline Bancorp, Inc.	1,143	24,826
Cadence Bank	7,168	207,872
Cambridge Bancorp	280	19,085
Camden National Corp.	596	19,978
Capitol Federal Financial, Inc.	4,804	28,632
Cathay General Bancorp	2,852	107,891
Central Pacific Financial Corp.	1,007	19,888
City Holding Co. (b)	581	60,552
CNB Financial Corp., Pennsylvania	793	16,169
Coastal Financial Corp. of Washington (a)	409	15,898
Columbia Banking Systems, Inc.	8,190	158,477
Columbia Financial, Inc. (a)(b)	1,053	18,122
Comerica, Inc.	5,175	284,573
Commerce Bancshares, Inc.	4,657	247,752
Community Bank System, Inc.	2,096	100,671
Community Trust Bancorp, Inc.	602	25,675
ConnectOne Bancorp, Inc.	1,440	28,080
CrossFirst Bankshares, Inc. (a)	1,730	23,943
Cullen/Frost Bankers, Inc.	2,512	282,776
Customers Bancorp, Inc. (a)	1,111	58,950
CVB Financial Corp.	5,200	92,768
Dime Community Bancshares, Inc.	1,385	26,675
Eagle Bancorp, Inc.	1,182	27,765
East West Bancorp, Inc.	5,529	437,399
Eastern Bankshares, Inc.	6,161	84,899
Enterprise Financial Services Corp.	1,475	59,826
Equity Bancshares, Inc.	518	17,804
Esquire Financial Holdings, Inc.	261	12,390
Farmers National Banc Corp.	1,283	17,141
FB Financial Corp.	1,383	52,084
First Bancorp, North Carolina	1,619	58,478
First Bancorp, Puerto Rico	6,768	118,711
First Bancshares, Inc.	1,114	28,908
First Busey Corp.	2,056	49,447
First Citizens Bancshares, Inc.	467	763,545
First Commonwealth Financial Corp.	4,014	55,875
First Financial Bancorp, Ohio	3,736	83,761
First Financial Bankshares, Inc. (b)	5,042	165,428
First Financial Corp., Indiana	407	15,600
First Foundation, Inc.	2,066	15,598
First Hawaiian, Inc.	5,007	109,954
First Horizon National Corp.	21,929	337,707
First Interstate Bancsystem, Inc.	3,258	88,650
First Merchants Corp.	2,337	81,561
First of Long Island Corp.	893	9,903
Flushing Financial Corp.	1,090	13,745
FNB Corp., Pennsylvania	14,067	198,345
Fulton Financial Corp.	6,428	102,141
German American Bancorp, Inc.	1,181	40,910
Glacier Bancorp, Inc.	4,353	175,339
Great Southern Bancorp, Inc.	350	19,187
Hancock Whitney Corp.	3,383	155,753
Hanmi Financial Corp.	1,246	19,836
HarborOne Bancorp, Inc.	1,517	16,171
Heartland Financial U.S.A., Inc.	1,528	53,709
Heritage Commerce Corp.	2,475	21,236
Heritage Financial Corp., Washington	1,377	26,700
Hilltop Holdings, Inc.	1,811	56,721
Hingham Institution for Savings	68	11,863
Home Bancshares, Inc.	7,356	180,737
HomeStreet, Inc.	698	10,505
HomeTrust Bancshares, Inc.	598	16,349
Hope Bancorp, Inc.	4,724	54,373
Horizon Bancorp, Inc. Indiana	1,471	18,873
Independent Bank Corp.	781	19,798
Independent Bank Corp.	1,724	89,682
Independent Bank Group, Inc.	1,413	64,503
International Bancshares Corp.	2,091	117,389
Kearny Financial Corp.	2,422	15,598
Lakeland Bancorp, Inc.	2,624	31,750
Lakeland Financial Corp. (b)	1,000	66,320
Live Oak Bancshares, Inc.	1,296	53,797
Mercantile Bank Corp.	591	22,748
Metropolitan Bank Holding Corp. (a)	417	16,055
Midland States Bancorp, Inc.	877	22,039
National Bank Holdings Corp.	1,487	53,636
NBT Bancorp, Inc.	1,848	67,785
New York Community Bancorp, Inc. (b)	28,344	91,268
Nicolet Bankshares, Inc.	506	43,511
Northfield Bancorp, Inc.	1,622	15,766
Northwest Bancshares, Inc.	4,983	58,052
OceanFirst Financial Corp.	2,346	38,498
OFG Bancorp	1,849	68,062
Old National Bancorp, Indiana	11,488	200,006
Old Second Bancorp, Inc.	1,612	22,310
Origin Bancorp, Inc.	1,161	36,270
Pacific Premier Bancorp, Inc.	3,767	90,408
Park National Corp.	563	76,484
Pathward Financial, Inc.	1,026	51,792
Peapack-Gladstone Financial Corp.	589	14,330
Peoples Bancorp, Inc.	1,321	39,115
Pinnacle Financial Partners, Inc.	3,013	258,756
Popular, Inc.	2,829	249,207
Preferred Bank, Los Angeles	501	38,462
Premier Financial Corp.	1,414	28,704
Prosperity Bancshares, Inc.	3,675	241,742
Provident Bancorp, Inc. (a)	590	5,369
Provident Financial Services, Inc.	2,974	43,331
QCR Holdings, Inc.	666	40,453
Renasant Corp.	2,209	69,186
S&T Bancorp, Inc.	1,508	48,377
Sandy Spring Bancorp, Inc.	1,774	41,121
Seacoast Banking Corp., Florida	3,347	84,980
ServisFirst Bancshares, Inc.	1,925	127,743
Simmons First National Corp. Class A	4,917	95,685
Southern Missouri Bancorp, Inc.	357	15,604
Southside Bancshares, Inc.	1,143	33,410
Southstate Corp.	2,985	253,815
Stellar Bancorp, Inc.	1,851	45,090
Stock Yards Bancorp, Inc. (b)	1,063	51,991
Synovus Financial Corp.	5,742	230,025
Texas Capital Bancshares, Inc. (a)	1,885	116,022
TFS Financial Corp.	1,984	24,919
Tompkins Financial Corp.	494	24,843
TowneBank	2,704	75,874
Trico Bancshares	1,312	48,255
Triumph Bancorp, Inc. (a)	849	67,343
Trustco Bank Corp., New York	768	21,627
Trustmark Corp.	2,393	67,267
UMB Financial Corp.	1,715	149,188
United Bankshares, Inc., West Virginia	5,291	189,365
United Community Bank, Inc.	4,674	123,020
Univest Corp. of Pennsylvania	1,175	24,464
Valley National Bancorp	16,744	133,282
Veritex Holdings, Inc.	2,143	43,910
WaFd, Inc.	2,547	73,939
Washington Trust Bancorp, Inc.	634	17,042
Webster Financial Corp.	6,752	342,799
WesBanco, Inc.	2,337	69,666
Westamerica Bancorp.	1,049	51,275
Western Alliance Bancorp.	4,296	275,760
Wintrust Financial Corp.	2,402	250,745
WSFS Financial Corp.	2,387	107,749
Zions Bancorporation NA	5,815	252,371
		13,206,909
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	1,328	222,400
Ares Management Corp.	6,622	880,594
Artisan Partners Asset Management, Inc.	2,687	122,984
Assetmark Financial Holdings, Inc. (a)	886	31,373
B. Riley Financial, Inc. (b)	686	14,523
Bakkt Holdings, Inc. Class A (a)(b)	2,660	1,223
BGC Group, Inc. Class A	15,161	117,801
Blue Owl Capital, Inc. Class A	15,900	299,874
Bridge Investment Group Holdings, Inc.	1,164	7,973
BrightSphere Investment Group, Inc.	1,270	29,007
Carlyle Group LP	8,493	398,407
Cohen & Steers, Inc.	1,006	77,351
Coinbase Global, Inc. (a)	6,705	1,777,630
Diamond Hill Investment Group, Inc.	110	16,959
Donnelley Financial Solutions, Inc. (a)	970	60,150
Evercore, Inc. Class A	1,360	261,922
Federated Hermes, Inc.	3,384	122,230
Franklin Resources, Inc.	11,058	310,840
GCM Grosvenor, Inc. Class A	1,586	15,321
Hamilton Lane, Inc. Class A	1,439	162,262
Houlihan Lokey	2,024	259,457
Interactive Brokers Group, Inc.	4,198	468,959
Invesco Ltd.	17,645	292,731
Janus Henderson Group PLC	5,192	170,765
Jefferies Financial Group, Inc.	6,584	290,354
Lazard, Inc. Class A	4,425	185,275
Moelis & Co. Class A	2,617	148,567
Morningstar, Inc.	1,021	314,846
Open Lending Corp. (a)	3,886	24,326
Oppenheimer Holdings, Inc. Class A (non-vtg.)	286	11,417
P10, Inc.	1,841	15,501
Perella Weinberg Partners Class A	1,728	24,417
Piper Jaffray Companies	592	117,506
PJT Partners, Inc.	877	82,666
Robinhood Markets, Inc. (a)	20,272	408,075
SEI Investments Co.	3,916	281,560
StepStone Group, Inc. Class A	2,041	72,945
Stifel Financial Corp.	4,001	312,758
StoneX Group, Inc. (a)	1,055	74,124
TPG, Inc.	2,382	106,475
Tradeweb Markets, Inc. Class A	4,499	468,661
Victory Capital Holdings, Inc.	1,456	61,778
Virtu Financial, Inc. Class A	3,544	72,723
Virtus Investment Partners, Inc.	266	65,963
WisdomTree Investments, Inc.	4,411	40,537
		9,303,210
Consumer Finance - 0.9%
Ally Financial, Inc.	10,652	432,365
Bread Financial Holdings, Inc.	1,945	72,432
Credit Acceptance Corp. (a)(b)	246	135,681
Encore Capital Group, Inc. (a)	926	42,235
Enova International, Inc. (a)	1,172	73,637
EZCORP, Inc. (non-vtg.) Class A (a)(b)	1,942	22,003
FirstCash Holdings, Inc.	1,450	184,933
Green Dot Corp. Class A (a)	1,674	15,618
LendingClub Corp. (a)	4,382	38,518
LendingTree, Inc. (a)	410	17,359
Navient Corp.	3,314	57,664
Nelnet, Inc. Class A	698	66,066
NerdWallet, Inc. (a)	1,523	22,388
OneMain Holdings, Inc.	4,701	240,174
Oportun Financial Corp. (a)	931	2,262
PRA Group, Inc. (a)	1,544	40,268
PROG Holdings, Inc.	1,760	60,614
SLM Corp.	8,882	193,539
SoFi Technologies, Inc. (a)(b)	37,619	274,619
Upstart Holdings, Inc. (a)(b)	2,872	77,228
World Acceptance Corp. (a)	140	20,297
		2,089,900
Financial Services - 2.0%
A-Mark Precious Metals, Inc. (b)	728	22,342
Affirm Holdings, Inc. (a)	8,643	322,038
AvidXchange Holdings, Inc. (a)	6,701	88,118
Cannae Holdings, Inc. (a)	2,591	57,624
Cantaloupe, Inc. (a)	2,072	13,323
Cass Information Systems, Inc.	499	24,037
Enact Holdings, Inc.	1,172	36,543
Equitable Holdings, Inc.	12,484	474,517
Essent Group Ltd.	4,188	249,228
Euronet Worldwide, Inc. (a)	1,719	188,970
EVERTEC, Inc. (b)	2,583	103,062
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	364	71,664
Flywire Corp. (a)	4,181	103,731
i3 Verticals, Inc. Class A (a)	861	19,708
International Money Express, Inc. (a)	1,388	31,688
Jackson Financial, Inc.	2,782	184,001
Marqeta, Inc. Class A (a)	16,708	99,580
Merchants Bancorp	1,032	44,562
MGIC Investment Corp.	10,853	242,673
Mr. Cooper Group, Inc. (a)	2,581	201,189
NCR Atleos Corp.	2,634	52,022
NMI Holdings, Inc. (a)	3,181	102,874
Paymentus Holdings, Inc. (a)(b)	684	15,561
Payoneer Global, Inc. (a)	10,242	49,776
PennyMac Financial Services, Inc.	1,137	103,569
Radian Group, Inc.	6,001	200,853
Remitly Global, Inc. (a)	5,306	110,046
Repay Holdings Corp. (a)	3,024	33,264
Rocket Companies, Inc. (a)(b)	4,979	72,444
Shift4 Payments, Inc. (a)	2,232	147,468
The Western Union Co.	14,289	199,760
Toast, Inc. (a)	14,687	366,000
UWM Holdings Corp. Class A	3,719	27,000
Voya Financial, Inc.	4,094	302,628
Walker & Dunlop, Inc.	1,314	132,793
WEX, Inc. (a)	1,676	398,100
		4,892,756
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	1,778	27,790
American Equity Investment Life Holding Co. (a)	2,428	136,502
American Financial Group, Inc.	2,563	349,798
Amerisafe, Inc.	757	37,979
Assurant, Inc.	2,062	388,151
Assured Guaranty Ltd.	2,126	185,494
Axis Capital Holdings Ltd.	3,044	197,921
Brighthouse Financial, Inc. (a)	2,523	130,035
BRP Group, Inc. (a)	2,529	73,189
CNO Financial Group, Inc.	4,405	121,049
eHealth, Inc. (a)	1,143	6,892
Employers Holdings, Inc.	1,007	45,708
Enstar Group Ltd. (a)	521	161,906
Erie Indemnity Co. Class A (b)	978	392,735
First American Financial Corp.	4,048	247,130
Genworth Financial, Inc. Class A (a)	17,725	113,972
Globe Life, Inc.	3,351	389,956
Goosehead Insurance (a)	960	63,955
Hagerty, Inc. Class A (a)(b)	810	7,412
Hanover Insurance Group, Inc.	1,402	190,910
HCI Group, Inc.	228	26,466
Hippo Holdings, Inc. (a)(b)	521	9,519
Horace Mann Educators Corp.	1,606	59,406
James River Group Holdings Ltd.	1,377	12,806
Kemper Corp.	2,364	146,379
Kinsale Capital Group, Inc.	864	453,375
Lemonade, Inc. (a)(b)	2,453	40,254
Lincoln National Corp.	6,661	212,686
Loews Corp.	7,151	559,852
MBIA, Inc. (b)	1,722	11,641
Mercury General Corp.	1,043	53,819
National Western Life Group, Inc.	87	42,801
Old Republic International Corp.	10,219	313,928
Oscar Health, Inc. (a)	5,611	83,436
Palomar Holdings, Inc. (a)	974	81,650
Primerica, Inc.	1,373	347,314
ProAssurance Corp.	1,946	25,026
Reinsurance Group of America, Inc.	2,584	498,402
RenaissanceRe Holdings Ltd.	2,060	484,162
RLI Corp.	1,575	233,840
Ryan Specialty Group Holdings, Inc.	3,986	221,223
Safety Insurance Group, Inc.	581	47,752
Selective Insurance Group, Inc.	2,377	259,497
Selectquote, Inc. (a)	4,708	9,416
Siriuspoint Ltd. (a)	3,565	45,311
Stewart Information Services Corp.	1,075	69,940
Trupanion, Inc. (a)(b)	1,407	38,847
United Fire Group, Inc.	794	17,285
Universal Insurance Holdings, Inc.	1,008	20,483
Unum Group	7,190	385,815
White Mountains Insurance Group Ltd.	99	177,636
		8,258,451
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp. (b)	26,334	260,707
Annaly Capital Management, Inc.	19,638	386,672
Apollo Commercial Real Estate Finance, Inc.	5,168	57,572
Arbor Realty Trust, Inc. (b)	7,428	98,421
Ares Commercial Real Estate Corp.	2,118	15,779
Armour Residential REIT, Inc. (b)	1,941	38,374
Blackstone Mortgage Trust, Inc. (b)	6,787	135,129
BrightSpire Capital, Inc.	5,175	35,656
Cherry Hill Mortgage Investment Corp.	973	3,444
Chimera Investment Corp.	8,972	41,361
Claros Mortgage Trust, Inc. (b)	4,795	46,799
Dynex Capital, Inc.	2,316	28,834
Ellington Financial LLC (b)	3,112	36,753
Franklin BSP Realty Trust, Inc. (b)	3,292	43,981
Granite Point Mortgage Trust, Inc.	2,217	10,575
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	4,369	124,080
Invesco Mortgage Capital, Inc.	1,882	18,218
KKR Real Estate Finance Trust, Inc. (b)	2,347	23,611
Ladder Capital Corp. Class A	4,479	49,851
MFA Financial, Inc.	4,026	45,937
New York Mortgage Trust, Inc.	3,614	26,021
Orchid Island Capital, Inc. (b)	1,997	17,833
PennyMac Mortgage Investment Trust	3,418	50,176
Ready Capital Corp.	6,332	57,811
Redwood Trust, Inc.	4,717	30,047
Rithm Capital Corp.	19,017	212,230
Starwood Property Trust, Inc. (b)	11,738	238,634
TPG RE Finance Trust, Inc.	2,286	17,648
Two Harbors Investment Corp.	3,791	50,193
		2,202,347
TOTAL FINANCIALS		39,953,573
HEALTH CARE - 11.0%
Biotechnology - 4.5%
2seventy bio, Inc. (a)(b)	2,070	11,075
4D Molecular Therapeutics, Inc. (a)	1,202	38,296
Aadi Bioscience, Inc. (a)	700	1,638
ACADIA Pharmaceuticals, Inc. (a)	4,704	86,977
Acelyrin, Inc.	1,193	8,053
Actinium Pharmaceuticals, Inc. (a)	1,257	9,842
Adicet Bio, Inc. (a)	1,117	2,625
ADMA Biologics, Inc. (a)	8,261	54,523
Aerovate Therapeutics, Inc. (a)	584	17,269
Agenus, Inc.	14,669	8,508
Agios Pharmaceuticals, Inc. (a)	2,202	64,386
Akero Therapeutics, Inc. (a)	2,185	55,193
Aldeyra Therapeutics, Inc. (a)	1,585	5,183
Alector, Inc. (a)	2,411	14,514
Alkermes PLC (a)(b)	6,548	177,254
Allakos, Inc. (a)	2,221	2,798
Allogene Therapeutics, Inc. (a)(b)	4,348	19,436
Allovir, Inc. (a)	2,070	1,563
Altimmune, Inc. (a)(b)	2,159	21,979
ALX Oncology Holdings, Inc. (a)	960	10,704
Amicus Therapeutics, Inc. (a)	10,246	120,698
AnaptysBio, Inc. (a)	706	15,899
Anavex Life Sciences Corp. (a)(b)	3,317	16,884
Anika Therapeutics, Inc. (a)	558	14,173
Annexon, Inc. (a)	1,220	8,747
Apellis Pharmaceuticals, Inc. (a)	3,998	235,002
Apogee Therapeutics, Inc.	782	51,964
Arbutus Biopharma Corp. (a)(b)	4,979	12,846
Arcellx, Inc. (a)	1,252	87,077
Arcturus Therapeutics Holdings, Inc. (a)	958	32,352
Arcus Biosciences, Inc. (a)	2,124	40,101
Arcutis Biotherapeutics, Inc. (a)(b)	3,159	31,306
Ardelyx, Inc. (a)	9,112	66,518
Arrowhead Pharmaceuticals, Inc. (a)	4,208	120,349
Ars Pharmaceuticals, Inc. (a)	2,107	21,534
Atara Biotherapeutics, Inc. (a)	3,420	2,373
Avid Bioservices, Inc. (a)(b)	2,355	15,779
Avidity Biosciences, Inc. (a)	2,670	68,138
Beam Therapeutics, Inc. (a)	2,757	91,091
BioAtla, Inc. (a)(b)	1,322	4,548
BioCryst Pharmaceuticals, Inc. (a)(b)	8,054	40,914
Biohaven Ltd. (a)	2,557	139,842
Biomea Fusion, Inc. (a)(b)	908	13,575
BioXcel Therapeutics, Inc. (a)	686	1,935
bluebird bio, Inc. (a)(b)	4,011	5,134
Blueprint Medicines Corp. (a)	2,384	226,146
BridgeBio Pharma, Inc. (a)	5,051	156,177
C4 Therapeutics, Inc. (a)	1,804	14,739
CareDx, Inc. (a)	2,217	23,478
Caribou Biosciences, Inc. (a)	3,124	16,057
Carisma Therapeutics, Inc. rights (a)(c)	6,389	0
Cartesian Therapeutics, Inc.	3,666	2,383
Cartesian Therapeutics, Inc. rights (a)(c)	3,666	477
Catalyst Pharmaceutical Partners, Inc. (a)	3,949	62,947
Celldex Therapeutics, Inc. (a)	2,148	90,152
Cerevel Therapeutics Holdings (a)	3,472	146,761
Chimerix, Inc. (a)	2,899	3,073
Cogent Biosciences, Inc. (a)	3,120	20,966
Coherus BioSciences, Inc. (a)(b)	3,733	8,922
Crinetics Pharmaceuticals, Inc. (a)	2,281	106,774
CRISPR Therapeutics AG (a)(b)	3,117	212,455
Cullinan Oncology, Inc. (a)	1,299	22,135
Cytokinetics, Inc. (a)	3,847	269,713
CytomX Therapeutics, Inc. (a)(b)	2,322	5,062
Day One Biopharmaceuticals, Inc. (a)	2,233	36,889
Deciphera Pharmaceuticals, Inc. (a)	2,263	35,597
Denali Therapeutics, Inc. (a)	4,888	100,302
DermTech, Inc. (a)(b)	1,049	736
Design Therapeutics, Inc. (a)	760	3,063
Dynavax Technologies Corp. (a)(b)	5,088	63,142
Dyne Therapeutics, Inc. (a)	1,541	43,749
Eagle Pharmaceuticals, Inc. (a)(b)	344	1,803
Editas Medicine, Inc. (a)(b)	3,244	24,070
Emergent BioSolutions, Inc. (a)(b)	1,741	4,405
Enanta Pharmaceuticals, Inc. (a)	788	13,758
Erasca, Inc. (a)	2,835	5,840
Exelixis, Inc. (a)	12,193	289,340
Fate Therapeutics, Inc. (a)	3,267	23,980
FibroGen, Inc. (a)	3,181	7,475
G1 Therapeutics, Inc. (a)(b)	1,506	6,506
Generation Bio Co. (a)	1,654	6,732
Geron Corp. (a)(b)	18,976	62,621
Gossamer Bio, Inc. (a)	8,119	9,580
Gritstone Bio, Inc. (a)(b)	3,402	8,743
Halozyme Therapeutics, Inc. (a)	5,187	211,007
Heron Therapeutics, Inc. (a)(b)	5,517	15,282
HilleVax, Inc. (a)	987	16,414
Ideaya Biosciences, Inc. (a)	2,530	111,016
IGM Biosciences, Inc. (a)(b)	525	5,066
ImmunityBio, Inc. (a)(b)	6,266	33,648
Immunovant, Inc. (a)	2,215	71,567
Inhibrx, Inc. (a)	1,039	36,323
Inovio Pharmaceuticals, Inc. (a)(b)	766	10,632
Inozyme Pharma, Inc. (a)	1,814	13,895
Insmed, Inc. (a)	5,611	152,226
Intellia Therapeutics, Inc. (a)	3,523	96,918
Ionis Pharmaceuticals, Inc. (a)	5,624	243,800
Iovance Biotherapeutics, Inc. (a)	8,645	128,119
Ironwood Pharmaceuticals, Inc. Class A (a)	5,397	47,008
iTeos Therapeutics, Inc. (a)	1,035	14,117
Janux Therapeutics, Inc. (a)	636	23,945
Kalvista Pharmaceuticals, Inc. (a)(b)	990	11,741
Karyopharm Therapeutics, Inc. (a)(b)	3,889	5,872
Keros Therapeutics, Inc. (a)	907	60,043
Kezar Life Sciences, Inc. (a)	1,848	1,666
Kiniksa Pharmaceuticals Ltd. (a)	1,254	24,741
Kodiak Sciences, Inc. (a)	1,074	5,649
Krystal Biotech, Inc. (a)	963	171,347
Kura Oncology, Inc. (a)	2,918	62,241
Kymera Therapeutics, Inc. (a)	1,571	63,154
Lyell Immunopharma, Inc. (a)	6,154	13,723
Macrogenics, Inc. (a)	2,438	35,887
Madrigal Pharmaceuticals, Inc. (a)(b)	612	163,428
MannKind Corp. (a)(b)	10,595	47,995
Mersana Therapeutics, Inc. (a)	4,062	18,198
MiMedx Group, Inc. (a)	4,638	35,713
Mirum Pharmaceuticals, Inc. (a)(b)	1,466	36,826
Morphic Holding, Inc. (a)	1,604	56,461
Mural Oncology PLC	584	2,856
Myriad Genetics, Inc. (a)	3,484	74,279
Natera, Inc. (a)	4,431	405,259
Neurocrine Biosciences, Inc. (a)	3,854	531,544
Novavax, Inc. (a)(b)	4,443	21,238
Nurix Therapeutics, Inc. (a)	1,654	24,314
Nuvalent, Inc. Class A (a)	1,250	93,863
Ocugen, Inc. (a)(b)	9,178	15,052
Omniab, Inc. (a)(c)	200	834
Omniab, Inc. (a)(c)	200	780
Organogenesis Holdings, Inc. Class A (a)	3,166	8,991
ORIC Pharmaceuticals, Inc. (a)	1,511	20,776
PDL BioPharma, Inc. (a)(c)	2,200	358
PDS Biotechnology Corp. (a)(b)	1,390	5,504
PMV Pharmaceuticals, Inc. (a)	1,280	2,176
Poseida Therapeutics, Inc. (a)	2,893	9,229
Precigen, Inc. (a)	4,493	6,515
ProKidney Corp. (a)(b)	1,351	2,216
Protagonist Therapeutics, Inc. (a)	2,268	65,613
Prothena Corp. PLC (a)	1,543	38,220
PTC Therapeutics, Inc. (a)	2,962	86,165
Puma Biotechnology, Inc. (a)(b)	1,775	9,408
RAPT Therapeutics, Inc. (a)	1,175	10,552
Recursion Pharmaceuticals, Inc. (a)(b)	6,225	62,063
REGENXBIO, Inc. (a)	1,625	34,239
Relay Therapeutics, Inc. (a)	3,629	30,121
Repligen Corp. (a)	2,038	374,829
Replimune Group, Inc. (a)	2,110	17,239
Revolution Medicines, Inc. (a)	5,077	163,632
Rhythm Pharmaceuticals, Inc. (a)	1,973	85,490
Rigel Pharmaceuticals, Inc. (a)	7,586	11,227
Rocket Pharmaceuticals, Inc. (a)	2,690	72,469
Sage Therapeutics, Inc. (a)	2,050	38,417
Sana Biotechnology, Inc. (a)	3,685	36,850
Sangamo Therapeutics, Inc. (a)	5,114	3,427
Sarepta Therapeutics, Inc. (a)	3,669	474,989
Scholar Rock Holding Corp. (a)(b)	1,908	33,886
Seres Therapeutics, Inc. (a)	3,255	2,520
SpringWorks Therapeutics, Inc. (a)	2,461	121,130
Stoke Therapeutics, Inc. (a)(b)	921	12,434
Sutro Biopharma, Inc. (a)	2,177	12,300
Syndax Pharmaceuticals, Inc. (a)	3,007	71,567
Tango Therapeutics, Inc. (a)(b)	1,870	14,848
TG Therapeutics, Inc. (a)(b)	5,587	84,978
Travere Therapeutics, Inc. (a)	2,764	21,310
Twist Bioscience Corp. (a)(b)	2,256	77,403
Ultragenyx Pharmaceutical, Inc. (a)	3,222	150,435
uniQure B.V. (a)	1,694	8,809
United Therapeutics Corp. (a)	1,841	422,915
Vanda Pharmaceuticals, Inc. (a)	2,471	10,156
Vaxart, Inc. (a)(b)	5,166	6,716
Vaxcyte, Inc. (a)	3,397	232,049
Vera Therapeutics, Inc. (a)	1,395	60,152
Veracyte, Inc. (a)	2,875	63,710
Vericel Corp. (a)	1,875	97,538
Verve Therapeutics, Inc. (a)(b)	1,853	24,608
Viking Therapeutics, Inc. (a)	3,927	322,014
Vir Biotechnology, Inc. (a)	3,494	35,394
Viridian Therapeutics, Inc. (a)	1,904	33,339
Voyager Therapeutics, Inc. (a)(b)	1,248	11,619
X4 Pharmaceuticals, Inc. (a)	4,576	6,361
Xencor, Inc. (a)	2,411	53,355
Y-mAbs Therapeutics, Inc. (a)	1,139	18,520
Zentalis Pharmaceuticals, Inc. (a)	2,268	35,744
		10,939,555
Health Care Equipment & Supplies - 2.1%
Alphatec Holdings, Inc. (a)	3,795	52,333
Angiodynamics, Inc. (a)	1,589	9,327
Artivion, Inc. (a)	1,543	32,650
Atricure, Inc. (a)	1,864	56,703
Atrion Corp.	51	23,641
Avanos Medical, Inc. (a)	1,842	36,674
AxoGen, Inc. (a)	1,659	13,388
Axonics, Inc. (a)	1,989	137,181
Beyond Air, Inc. (a)(b)	902	1,569
Butterfly Network, Inc. Class A (a)(b)	5,268	5,689
Cerus Corp. (a)	6,828	12,905
CONMED Corp.	1,206	96,576
Cutera, Inc. (a)(b)	524	770
CVRx, Inc. (a)	438	7,976
Dentsply Sirona, Inc.	8,305	275,643
Embecta Corp.	2,246	29,804
Enovis Corp. (a)	1,947	121,590
Envista Holdings Corp. (a)	6,730	143,887
Glaukos Corp. (a)	1,911	180,188
Globus Medical, Inc. (a)	4,526	242,775
Haemonetics Corp. (a)	1,989	169,761
ICU Medical, Inc. (a)	797	85,534
Inari Medical, Inc. (a)	2,009	96,392
Inogen, Inc. (a)	1,046	8,441
Inspire Medical Systems, Inc. (a)	1,159	248,942
Integer Holdings Corp. (a)	1,305	152,267
Integra LifeSciences Holdings Corp. (a)	2,668	94,581
iRhythm Technologies, Inc. (a)	1,203	139,548
Lantheus Holdings, Inc. (a)	2,688	167,301
LeMaitre Vascular, Inc.	778	51,628
LivaNova PLC (a)	2,114	118,257
Masimo Corp. (a)	1,742	255,813
Merit Medical Systems, Inc. (a)	2,265	171,574
Neogen Corp. (a)	7,723	121,869
Nevro Corp. (a)	1,436	20,736
Novocure Ltd. (a)	3,822	59,738
Omnicell, Inc. (a)	1,787	52,234
OraSure Technologies, Inc. (a)	2,984	18,352
Orthofix International NV (a)	1,510	21,925
OrthoPediatrics Corp. (a)	585	17,059
Outset Medical, Inc. (a)	1,928	4,280
Paragon 28, Inc. (a)	1,396	17,241
Penumbra, Inc. (a)	1,514	337,895
PROCEPT BioRobotics Corp. (a)	1,725	85,250
Pulmonx Corp. (a)	1,447	13,414
QuidelOrtho Corp. (a)	1,942	93,099
RxSight, Inc. (a)	886	45,700
Semler Scientific, Inc. (a)	205	5,988
Senseonics Holdings, Inc. (a)(b)	19,924	10,582
Shockwave Medical, Inc. (a)	1,448	471,512
SI-BONE, Inc. (a)	1,494	24,457
Sight Sciences, Inc. (a)	1,035	5,465
Silk Road Medical, Inc. (a)	1,489	27,278
Staar Surgical Co. (a)	1,921	73,536
SurModics, Inc. (a)	528	15,492
Tactile Systems Technology, Inc. (a)	914	14,853
Tandem Diabetes Care, Inc. (a)	2,557	90,543
TransMedics Group, Inc. (a)(b)	1,282	94,791
Treace Medical Concepts, Inc. (a)	1,736	22,655
UFP Technologies, Inc. (a)	276	69,607
Varex Imaging Corp. (a)(b)	1,592	28,815
Zimvie, Inc. (a)	1,086	17,908
Zomedica Corp. (a)(b)	37,899	5,529
Zynex, Inc. (a)(b)	681	8,424
		5,137,535
Health Care Providers & Services - 2.3%
23andMe Holding Co. Class A (a)	12,680	6,746
Acadia Healthcare Co., Inc. (a)	3,617	286,539
Accolade, Inc. (a)	2,730	28,610
AdaptHealth Corp. (a)	3,231	37,189
Addus HomeCare Corp. (a)	638	65,931
Agiliti, Inc. (a)	1,502	15,200
agilon health, Inc. (a)(b)	11,807	72,023
Alignment Healthcare, Inc. (a)	3,879	19,240
Amedisys, Inc. (a)	1,261	116,214
AMN Healthcare Services, Inc. (a)	1,484	92,765
Astrana Health, Inc. (a)(b)	1,634	68,612
Brookdale Senior Living, Inc. (a)	7,379	48,775
CareMax, Inc. Class A (a)	75	362
Castle Biosciences, Inc. (a)	1,081	23,944
Chemed Corp.	590	378,739
Clover Health Investments Corp. (a)(b)	12,900	10,243
Community Health Systems, Inc. (a)	4,768	16,688
Corvel Corp. (a)	356	93,614
Cross Country Healthcare, Inc. (a)	1,313	24,579
DaVita, Inc. (a)	2,112	291,562
DocGo, Inc. Class A (a)	3,239	13,086
Encompass Health Corp.	3,915	323,301
Enhabit Home Health & Hospice (a)	1,878	21,879
Fulgent Genetics, Inc. (a)	833	18,076
Guardant Health, Inc. (a)	4,631	95,538
HealthEquity, Inc. (a)	3,358	274,114
Henry Schein, Inc. (a)	5,121	386,738
Hims & Hers Health, Inc. (a)	5,766	89,200
LifeStance Health Group, Inc. (a)	3,685	22,736
Modivcare, Inc. (a)	502	11,772
National Healthcare Corp. (b)	529	49,996
National Research Corp. Class A	575	22,776
NeoGenomics, Inc. (a)	5,003	78,647
Opko Health, Inc. (a)(b)	18,001	21,601
Option Care Health, Inc. (a)	6,947	233,002
Owens & Minor, Inc. (a)	3,005	83,269
Patterson Companies, Inc.	3,338	92,296
Pediatrix Medical Group, Inc. (a)	3,288	32,979
Pennant Group, Inc. (a)	1,140	22,378
PetIQ, Inc. Class A (a)	1,052	19,231
Premier, Inc. (b)	4,696	103,782
Privia Health Group, Inc. (a)	4,037	79,085
Progyny, Inc. (a)	3,278	125,056
R1 RCM, Inc. (a)	7,734	99,614
RadNet, Inc. (a)	2,368	115,227
Select Medical Holdings Corp.	4,124	124,339
Surgery Partners, Inc. (a)	2,881	85,940
Tenet Healthcare Corp. (a)	3,984	418,758
The Ensign Group, Inc.	2,209	274,844
The Joint Corp. (a)	498	6,504
U.S. Physical Therapy, Inc.	588	66,368
Universal Health Services, Inc. Class B	2,391	436,262
		5,545,969
Health Care Technology - 0.3%
American Well Corp. (a)	10,200	8,269
Certara, Inc. (a)	4,214	75,346
Definitive Healthcare Corp. (a)(b)	1,905	15,373
Doximity, Inc. (a)	4,640	124,862
Evolent Health, Inc. Class A (a)	4,515	148,047
GoodRx Holdings, Inc. (a)	2,935	20,839
Health Catalyst, Inc. (a)	2,353	17,718
HealthStream, Inc.	957	25,514
MultiPlan Corp. Class A (a)	10,519	8,533
OptimizeRx Corp. (a)	714	8,675
Phreesia, Inc. (a)	2,062	49,344
Schrodinger, Inc. (a)	2,148	57,996
Sharecare, Inc. Class A (a)	12,447	9,553
Simulations Plus, Inc. (b)	637	26,213
Teladoc Health, Inc. (a)	6,505	98,226
TruBridge, Inc. (a)	480	4,426
		698,934
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	4,090	153,498
Adaptive Biotechnologies Corp. (a)	4,563	14,647
Akoya Biosciences, Inc. (a)(b)	719	3,372
Azenta, Inc. (a)	2,360	142,261
Bio-Rad Laboratories, Inc. Class A (a)	821	283,959
BioLife Solutions, Inc. (a)	1,402	26,007
BioNano Genomics, Inc. (a)(b)	1,219	1,353
Bruker Corp.	3,639	341,848
Codexis, Inc. (a)	3,092	10,791
CryoPort, Inc. (a)	1,940	34,338
Cytek Biosciences, Inc. (a)	3,906	26,209
Lifecore Biomedical (a)	841	4,466
Maravai LifeSciences Holdings, Inc. (a)	4,354	37,749
MaxCyte, Inc. (a)	3,961	16,597
Medpace Holdings, Inc. (a)	915	369,797
Mesa Laboratories, Inc.	211	23,153
OmniAb, Inc. (a)	3,829	20,753
Pacific Biosciences of California, Inc. (a)(b)	9,772	36,645
Quanterix Corp. (a)	1,383	32,583
Quantum-Si, Inc. (a)	3,053	6,014
Seer, Inc. (a)	1,360	2,584
Sotera Health Co. (a)	3,875	46,539
		1,635,163
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	1,893	2,347
Amneal Intermediate, Inc. (a)	4,323	26,197
Amphastar Pharmaceuticals, Inc. (a)	1,467	64,416
Amylyx Pharmaceuticals, Inc. (a)	1,553	4,411
ANI Pharmaceuticals, Inc. (a)	594	41,063
Arvinas Holding Co. LLC (a)	2,160	89,165
Assertio Holdings, Inc. (a)	3,145	3,017
Atea Pharmaceuticals, Inc. (a)	2,986	12,063
Axsome Therapeutics, Inc. (a)(b)	1,522	121,456
Cara Therapeutics, Inc. (a)	1,599	1,455
Cassava Sciences, Inc. (a)(b)	1,557	31,592
Collegium Pharmaceutical, Inc. (a)(b)	1,278	49,612
Corcept Therapeutics, Inc. (a)(b)	3,545	89,299
Edgewise Therapeutics, Inc. (a)	1,597	29,129
Elanco Animal Health, Inc. (a)	19,330	314,692
Esperion Therapeutics, Inc. (a)(b)	3,927	10,524
Evolus, Inc. (a)	1,780	24,920
Fulcrum Therapeutics, Inc. (a)	1,986	18,748
Harmony Biosciences Holdings, Inc. (a)	1,291	43,352
Harrow, Inc. (a)(b)	1,187	15,704
Innoviva, Inc. (a)(b)	2,213	33,726
Intra-Cellular Therapies, Inc. (a)	3,513	243,100
Jazz Pharmaceuticals PLC (a)	2,469	297,317
Ligand Pharmaceuticals, Inc. Class B (a)	644	47,076
Liquidia Corp. (a)	1,794	26,462
Marinus Pharmaceuticals, Inc. (a)(b)	2,104	19,020
Mind Medicine (MindMed), Inc. (a)(b)	1,127	10,594
Nektar Therapeutics (a)	6,530	6,100
NGM Biopharmaceuticals, Inc. (a)	1,518	2,414
Nuvation Bio, Inc. (a)	6,135	22,331
Ocular Therapeutix, Inc. (a)(b)	3,094	28,155
Omeros Corp. (a)(b)	2,515	8,677
Organon & Co.	10,030	188,564
Pacira Biosciences, Inc. (a)	1,827	53,385
Perrigo Co. PLC	5,313	171,025
Phathom Pharmaceuticals, Inc. (a)(b)	1,329	14,114
Phibro Animal Health Corp. Class A	813	10,512
Pliant Therapeutics, Inc. (a)	2,051	30,560
Prestige Brands Holdings, Inc. (a)	1,943	140,984
Revance Therapeutics, Inc. (a)(b)	3,575	17,589
Scilex Holding Co. (a)(h)	1,785	2,554
SIGA Technologies, Inc. (b)	1,600	13,696
Supernus Pharmaceuticals, Inc. (a)	2,149	73,302
Tarsus Pharmaceuticals, Inc. (a)(b)	1,057	38,422
Theravance Biopharma, Inc. (a)(b)	1,426	12,791
Ventyx Biosciences, Inc. (a)	1,684	9,262
WAVE Life Sciences (a)	2,498	15,413
Xeris Biopharma Holdings, Inc. (a)	5,504	12,164
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	0
		2,542,471
TOTAL HEALTH CARE		26,499,627
INDUSTRIALS - 20.6%
Aerospace & Defense - 1.2%
AAR Corp. (a)	1,318	78,909
AeroVironment, Inc. (a)	1,032	158,185
AerSale Corp. (a)	1,071	7,690
Archer Aviation, Inc. Class A (a)(b)	7,314	33,791
Astronics Corp. (a)	1,073	20,430
BWX Technologies, Inc.	3,585	367,893
Cadre Holdings, Inc.	720	26,064
Curtiss-Wright Corp.	1,497	383,142
Ducommun, Inc. (a)	519	26,625
Hexcel Corp.	3,299	240,332
Huntington Ingalls Industries, Inc.	1,557	453,819
Kaman Corp.	1,108	50,824
Kratos Defense & Security Solutions, Inc. (a)	5,065	93,095
Mercury Systems, Inc. (a)	2,052	60,534
Moog, Inc. Class A	1,128	180,085
National Presto Industries, Inc.	198	16,592
Park Aerospace Corp.	725	12,057
Rocket Lab U.S.A., Inc. Class A (a)(b)	10,316	42,399
Spirit AeroSystems Holdings, Inc. Class A (a)	4,499	162,279
Terran Orbital Corp. Class A (a)(b)	5,494	7,197
Triumph Group, Inc. (a)	3,016	45,361
V2X, Inc. (a)	479	22,374
Virgin Galactic Holdings, Inc. (a)(b)	14,448	21,383
Woodward, Inc.	2,369	365,110
		2,876,170
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	2,036	28,015
Forward Air Corp.	1,009	31,390
GXO Logistics, Inc. (a)	4,666	250,844
Hub Group, Inc. Class A	2,453	106,019
		416,268
Building Products - 3.3%
A.O. Smith Corp.	4,815	430,750
AAON, Inc.	2,647	233,201
Advanced Drain Systems, Inc.	2,690	463,326
Allegion PLC	3,442	463,672
American Woodmark Corp. (a)	645	65,571
Apogee Enterprises, Inc.	870	51,504
Armstrong World Industries, Inc.	1,732	215,149
AZZ, Inc.	982	75,918
Builders FirstSource, Inc. (a)	4,841	1,009,591
Carlisle Companies, Inc.	1,909	748,042
CSW Industrials, Inc.	611	143,341
Fortune Brands Innovations, Inc.	4,945	418,693
Gibraltar Industries, Inc. (a)	1,196	96,314
Griffon Corp.	1,604	117,637
Hayward Holdings, Inc. (a)	4,965	76,014
Insteel Industries, Inc.	771	29,468
Janus International Group, Inc. (a)	3,586	54,256
Jeld-Wen Holding, Inc. (a)	3,347	71,057
Lennox International, Inc.	1,254	612,905
Masonite International Corp. (a)	861	113,178
MasterBrand, Inc. (a)	4,980	93,325
Owens Corning	3,485	581,298
Quanex Building Products Corp.	1,306	50,190
Resideo Technologies, Inc. (a)	5,746	128,825
Simpson Manufacturing Co. Ltd.	1,674	343,471
Tecnoglass, Inc.	794	41,312
The AZEK Co., Inc. (a)	5,861	294,339
Trex Co., Inc. (a)	4,261	425,035
UFP Industries, Inc.	2,430	298,914
Zurn Elkay Water Solutions Cor	5,548	185,692
		7,931,988
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	2,573	114,807
ACCO Brands Corp.	3,821	21,436
ACV Auctions, Inc. Class A (a)	5,358	100,570
Aris Water Solution, Inc. Class A	1,069	15,126
Brady Corp. Class A	1,757	104,155
BrightView Holdings, Inc. (a)	1,469	17,481
Casella Waste Systems, Inc. Class A (a)	2,234	220,876
CECO Environmental Corp. (a)	1,186	27,302
Cimpress PLC (a)	698	61,780
Clean Harbors, Inc. (a)	1,976	397,789
CoreCivic, Inc. (a)	4,456	69,558
Deluxe Corp.	1,750	36,033
Driven Brands Holdings, Inc. (a)	2,410	38,054
Ennis, Inc.	1,040	21,330
Enviri Corp. (a)	3,179	29,088
Healthcare Services Group, Inc. (a)	2,925	36,504
HNI Corp.	1,824	82,317
Interface, Inc.	2,286	38,451
Liquidity Services, Inc. (a)	841	15,643
Matthews International Corp. Class A	1,202	37,358
Millerknoll, Inc.	2,884	71,408
Montrose Environmental Group, Inc. (a)	1,096	42,930
MSA Safety, Inc.	1,448	280,318
OpenLane, Inc. (a)	4,228	73,144
Pitney Bowes, Inc.	6,029	26,106
Rollins, Inc.	11,005	509,201
SP Plus Corp. (a)	764	39,896
Steelcase, Inc. Class A	3,668	47,977
Stericycle, Inc. (a)	3,632	191,588
Tetra Tech, Inc.	2,088	385,674
The Brink's Co.	1,767	163,235
The GEO Group, Inc. (a)	4,794	67,691
UniFirst Corp.	594	103,017
Vestis Corp.	5,130	98,855
Viad Corp. (a)	823	32,500
VSE Corp.	534	42,720
		3,661,918
Construction & Engineering - 1.7%
AECOM	5,433	532,869
Ameresco, Inc. Class A (a)(b)	1,273	30,717
API Group Corp. (a)	8,040	315,731
Arcosa, Inc.	1,911	164,078
Argan, Inc.	501	25,321
Comfort Systems U.S.A., Inc.	1,401	445,112
Construction Partners, Inc. Class A (a)	1,715	96,297
Dycom Industries, Inc. (a)	1,151	165,203
EMCOR Group, Inc.	1,844	645,769
Fluor Corp. (a)	6,682	282,515
Granite Construction, Inc.	1,723	98,435
Great Lakes Dredge & Dock Corp. (a)	2,692	23,555
MasTec, Inc. (a)	2,373	221,282
MDU Resources Group, Inc.	7,959	200,567
MYR Group, Inc. (a)	656	115,948
Northwest Pipe Co. (a)	386	13,386
Primoris Services Corp.	2,095	89,184
Sterling Construction Co., Inc. (a)	1,210	133,475
Tutor Perini Corp. (a)	1,596	23,078
Valmont Industries, Inc.	820	187,190
Willscot Mobile Mini Holdings (a)	7,518	349,587
		4,159,299
Electrical Equipment - 2.2%
Acuity Brands, Inc.	1,215	326,507
Allient, Inc.	523	18,661
Array Technologies, Inc. (a)(b)	5,586	83,287
Atkore, Inc.	1,485	282,685
Babcock & Wilcox Enterprises, Inc. (a)	1,988	2,246
Beam Global (a)(b)	444	3,019
Blink Charging Co. (a)(b)	1,939	5,836
Bloom Energy Corp. Class A (a)(b)	8,276	93,022
ChargePoint Holdings, Inc. Class A (a)(b)	11,588	22,017
Encore Wire Corp. (b)	621	163,186
Energy Vault Holdings, Inc. Class A (a)(b)	2,663	4,767
EnerSys	1,588	150,002
Enovix Corp. (a)(b)	5,477	43,871
Eos Energy Enterprises, Inc. (a)(b)	5,578	5,745
Fluence Energy, Inc. (a)	2,274	39,431
FTC Solar, Inc. (a)	2,224	1,199
FuelCell Energy, Inc. (a)(b)	17,045	20,284
Generac Holdings, Inc. (a)	2,411	304,124
GrafTech International Ltd.	6,941	9,579
Hubbell, Inc. Class B	2,104	873,265
LSI Industries, Inc.	1,007	15,226
NuScale Power Corp. (a)(b)	1,566	8,315
nVent Electric PLC	6,512	491,005
Plug Power, Inc. (a)(b)	21,399	73,613
Powell Industries, Inc.	360	51,228
Regal Rexnord Corp.	2,604	468,980
Sensata Technologies, Inc. PLC	5,943	218,346
SES AI Corp. Class A (a)(b)	5,605	9,416
Shoals Technologies Group, Inc. (a)	6,690	74,794
Stem, Inc. (a)(b)	6,093	13,344
SunPower Corp. (a)(b)	3,268	9,804
Sunrun, Inc. (a)(b)	8,529	112,412
Thermon Group Holdings, Inc. (a)	1,328	43,452
TPI Composites, Inc. (a)(b)	1,442	4,196
Vertiv Holdings Co.	13,765	1,124,188
Vicor Corp. (a)	894	34,187
		5,205,239
Ground Transportation - 1.3%
ArcBest Corp.	929	132,383
Avis Budget Group, Inc.	725	88,784
Covenant Transport Group, Inc. Class A	294	13,630
Daseke, Inc. (a)	1,666	13,828
FTAI Infrastructure LLC	3,691	23,179
Heartland Express, Inc.	1,821	21,743
Hertz Global Holdings, Inc. (a)(b)	5,212	40,810
Knight-Swift Transportation Holdings, Inc. Class A	6,326	348,057
Landstar System, Inc.	1,409	271,599
Lyft, Inc. (a)	13,575	262,676
Marten Transport Ltd.	2,275	42,042
RXO, Inc. (a)	4,593	100,449
Ryder System, Inc.	1,736	208,650
Saia, Inc. (a)	1,042	609,570
Schneider National, Inc. Class B	1,471	33,303
U-Haul Holding Co. (a)(b)	456	30,798
U-Haul Holding Co. (non-vtg.)	3,792	252,851
Universal Logistics Holdings, Inc.	281	10,360
Werner Enterprises, Inc.	2,487	97,291
XPO, Inc. (a)	4,546	554,748
		3,156,751
Machinery - 4.4%
3D Systems Corp. (a)	5,295	23,510
AGCO Corp.	2,439	300,046
Alamo Group, Inc.	405	92,474
Albany International Corp. Class A	1,225	114,550
Allison Transmission Holdings, Inc.	3,506	284,547
Astec Industries, Inc.	901	39,383
Barnes Group, Inc.	1,990	73,929
Blue Bird Corp. (a)	705	27,030
Chart Industries, Inc. (a)	1,648	271,459
Columbus McKinnon Corp. (NY Shares)	1,130	50,432
Crane Co.	1,916	258,909
Desktop Metal, Inc. (a)(b)	8,471	7,454
Donaldson Co., Inc.	4,721	352,564
Douglas Dynamics, Inc.	909	21,925
Energy Recovery, Inc. (a)	2,220	35,054
Enerpac Tool Group Corp. Class A	2,133	76,063
EnPro Industries, Inc.	820	138,391
ESAB Corp.	2,219	245,355
ESCO Technologies, Inc.	1,012	108,335
Federal Signal Corp.	2,388	202,670
Flowserve Corp.	5,138	234,704
Franklin Electric Co., Inc.	1,556	166,196
Gates Industrial Corp. PLC (a)	5,792	102,576
Gorman-Rupp Co.	952	37,652
Graco, Inc.	6,613	618,051
Helios Technologies, Inc.	1,301	58,142
Hillenbrand, Inc.	2,746	138,096
Hillman Solutions Corp. Class A (a)	7,690	81,822
Hyliion Holdings Corp. Class A (a)	4,554	8,015
Hyster-Yale Materials Handling, Inc. Class A	429	27,529
ITT, Inc.	3,216	437,472
John Bean Technologies Corp.	1,250	131,113
Kadant, Inc. (b)	459	150,598
Kennametal, Inc.	3,130	78,062
Lincoln Electric Holdings, Inc.	2,242	572,696
Lindsay Corp.	433	50,947
Luxfer Holdings PLC sponsored	1,094	11,345
Manitowoc Co., Inc. (a)	1,412	19,966
Microvast Holdings, Inc. (a)(b)	7,619	6,377
Middleby Corp. (a)	2,104	338,302
Mueller Industries, Inc.	4,460	240,528
Mueller Water Products, Inc. Class A	6,138	98,760
Nikola Corp. (a)(b)	37,237	38,726
Nordson Corp.	2,120	582,025
Omega Flex, Inc.	131	9,292
Oshkosh Corp.	2,568	320,255
Pentair PLC	6,481	553,737
Proto Labs, Inc. (a)	1,013	36,215
RBC Bearings, Inc. (a)	1,141	308,469
REV Group, Inc.	1,235	27,281
Shyft Group, Inc. (The)	1,206	14,979
Snap-On, Inc.	2,065	611,694
SPX Technologies, Inc. (a)	1,789	220,280
Standex International Corp.	468	85,279
Tennant Co.	731	88,897
Terex Corp.	2,642	170,145
The Greenbrier Companies, Inc. (b)	1,221	63,614
Timken Co.	2,547	222,684
Titan International, Inc. (a)	2,006	24,995
Toro Co.	4,074	373,301
Trinity Industries, Inc.	3,209	89,371
Velo3D, Inc. (a)(b)	3,151	1,436
Wabash National Corp.	1,815	54,341
Watts Water Technologies, Inc. Class A	1,073	228,066
		10,458,111
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc. (b)	253	15,805
Genco Shipping & Trading Ltd.	1,683	34,215
Kirby Corp. (a)	2,316	220,761
Matson, Inc.	1,371	154,100
		424,881
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	5,027	216,111
Allegiant Travel Co.	594	44,675
American Airlines Group, Inc. (a)	25,638	393,543
Blade Air Mobility, Inc. (a)	1,831	5,218
Frontier Group Holdings, Inc. (a)(b)	1,717	13,925
Hawaiian Holdings, Inc. (a)	2,031	27,073
JetBlue Airways Corp. (a)	13,097	97,180
Joby Aviation, Inc. (a)(b)	14,489	77,661
SkyWest, Inc. (a)	1,599	110,459
Spirit Airlines, Inc.	4,327	20,943
Sun Country Airlines Holdings, Inc. (a)	1,479	22,318
		1,029,106
Professional Services - 2.6%
Alight, Inc. Class A (a)	14,355	141,397
ASGN, Inc. (a)	1,852	194,016
Barrett Business Services, Inc.	253	32,060
Booz Allen Hamilton Holding Corp. Class A	5,113	758,974
CACI International, Inc. Class A (a)	873	330,719
CBIZ, Inc. (a)	1,946	152,761
Clarivate PLC (a)(b)	16,932	125,805
Concentrix Corp.	1,856	122,904
Conduent, Inc. (a)	6,742	22,788
CRA International, Inc.	284	42,481
CSG Systems International, Inc.	1,114	57,416
Dayforce, Inc. (a)	6,119	405,139
Dun & Bradstreet Holdings, Inc.	9,143	91,796
ExlService Holdings, Inc. (a)	6,472	205,810
Exponent, Inc.	1,988	164,388
First Advantage Corp. (b)	2,044	33,154
FiscalNote Holdings, Inc. Class A (a)(b)	2,352	3,128
Forrester Research, Inc. (a)	446	9,616
Franklin Covey Co. (a)	429	16,843
FTI Consulting, Inc. (a)	1,393	292,934
Genpact Ltd.	6,544	215,625
Heidrick & Struggles International, Inc.	805	27,096
HireRight Holdings Corp. (a)	403	5,751
Huron Consulting Group, Inc. (a)	736	71,112
ICF International, Inc.	679	102,278
Insperity, Inc.	1,389	152,248
KBR, Inc.	5,293	336,952
Kelly Services, Inc. Class A (non-vtg.)	1,257	31,475
Kforce, Inc.	744	52,467
Korn Ferry	2,072	136,255
LegalZoom.com, Inc. (a)	4,649	62,018
ManpowerGroup, Inc.	1,913	148,525
Maximus, Inc.	2,385	200,102
NV5 Global, Inc. (a)	502	49,201
Parsons Corp. (a)	1,595	132,305
Paycor HCM, Inc. (a)(b)	2,516	48,911
Paylocity Holding Corp. (a)	1,698	291,818
Planet Labs PBC Class A (a)(b)	7,953	20,280
RCM Technologies, Inc. (a)(b)	194	4,146
Resources Connection, Inc.	1,195	15,726
Robert Half, Inc.	4,153	329,250
Science Applications International Corp.	2,076	270,690
Sterling Check Corp. (a)	1,118	17,977
TaskUs, Inc. (a)	727	8,470
TriNet Group, Inc.	1,229	162,830
TrueBlue, Inc. (a)	1,165	14,586
Ttec Holdings, Inc.	708	7,342
Upwork, Inc. (a)	4,917	60,282
Verra Mobility Corp. (a)(b)	6,520	162,804
		6,342,651
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	4,046	208,126
Alta Equipment Group, Inc.	908	11,759
Applied Industrial Technologies, Inc.	1,521	300,474
Beacon Roofing Supply, Inc. (a)	2,280	223,486
BlueLinx Corp. (a)	347	45,193
Boise Cascade Co.	1,554	238,337
Core & Main, Inc. (a)	5,359	306,803
Custom Truck One Source, Inc. Class A (a)	2,322	13,514
DNOW, Inc. (a)	4,195	63,764
DXP Enterprises, Inc. (a)	508	27,295
GATX Corp.	1,390	186,302
Global Industrial Co.	526	23,554
GMS, Inc. (a)	1,595	155,257
H&E Equipment Services, Inc.	1,261	80,931
Herc Holdings, Inc.	1,110	186,813
Hudson Technologies, Inc. (a)	1,602	17,638
McGrath RentCorp.	961	118,559
MRC Global, Inc. (a)	3,367	42,323
MSC Industrial Direct Co., Inc. Class A	1,816	176,225
Rush Enterprises, Inc. Class A	2,419	129,465
SiteOne Landscape Supply, Inc. (a)	1,770	308,954
Titan Machinery, Inc. (a)	815	20,220
Transcat, Inc. (a)	347	38,666
Watsco, Inc. (b)	1,328	573,656
WESCO International, Inc.	1,724	295,287
Xometry, Inc. (a)	1,607	27,142
		3,819,743
TOTAL INDUSTRIALS		49,482,125
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	2,896	15,754
Aviat Networks, Inc. (a)	436	16,716
Calix, Inc. (a)	2,303	76,367
Cambium Networks Corp. (a)	419	1,806
Ciena Corp. (a)	5,799	286,761
Clearfield, Inc. (a)(b)	489	15,081
CommScope Holding Co., Inc. (a)	8,073	10,576
Comtech Telecommunications Corp. (a)	1,058	3,629
Digi International, Inc. (a)	1,419	45,309
DZS, Inc. (a)	737	973
Extreme Networks, Inc. (a)	5,090	58,739
Harmonic, Inc. (a)	4,413	59,311
Infinera Corp. (a)(b)	7,935	47,848
Juniper Networks, Inc.	12,503	463,361
Lumentum Holdings, Inc. (a)	2,629	124,483
NETGEAR, Inc. (a)	1,113	17,552
NetScout Systems, Inc. (a)	2,795	61,043
Ribbon Communications, Inc. (a)	3,465	11,088
ViaSat, Inc. (a)(b)	2,933	53,058
Viavi Solutions, Inc. (a)	8,718	79,247
		1,448,702
Electronic Equipment, Instruments & Components - 2.2%
908 Devices, Inc. (a)(b)	1,084	8,184
Advanced Energy Industries, Inc.	1,465	149,401
Aeva Technologies, Inc. (a)(b)	641	2,519
Akoustis Technologies, Inc. (a)(b)	2,406	1,422
Arlo Technologies, Inc. (a)	3,721	47,071
Arrow Electronics, Inc. (a)	2,123	274,844
Avnet, Inc.	3,549	175,959
Badger Meter, Inc.	1,151	186,243
Bel Fuse, Inc. Class B (non-vtg.)	396	23,883
Belden, Inc.	1,635	151,417
Benchmark Electronics, Inc.	1,410	42,314
Cognex Corp.	6,760	286,759
Coherent Corp. (a)	5,171	313,466
Crane NXT Co.	1,894	117,239
CTS Corp.	1,228	57,458
ePlus, Inc. (a)	1,057	83,017
Evolv Technologies Holdings, Inc. (a)	2,935	13,061
Fabrinet (a)(b)	1,425	269,354
FARO Technologies, Inc. (a)(b)	760	16,348
Insight Enterprises, Inc. (a)	1,085	201,289
IPG Photonics Corp. (a)	1,160	105,200
Itron, Inc. (a)	1,784	165,056
Jabil, Inc.	5,019	672,295
Kimball Electronics, Inc. (a)	982	21,260
Knowles Corp. (a)	3,537	56,946
Lightwave Logic, Inc. (a)(b)	4,719	22,085
Littelfuse, Inc.	976	236,534
Luna Innovations, Inc. (a)(b)	1,363	4,368
Methode Electronics, Inc. Class A	1,421	17,308
MicroVision, Inc. (a)(b)	7,808	14,367
Mirion Technologies, Inc. Class A (a)	7,076	80,454
Napco Security Technologies, Inc.	1,140	45,782
nLIGHT, Inc. (a)	1,898	24,674
Novanta, Inc. (a)(b)	1,405	245,552
OSI Systems, Inc. (a)	613	87,549
Ouster, Inc. (a)(b)	1,366	10,846
Par Technology Corp. (a)(b)	1,101	49,941
PC Connection, Inc.	432	28,482
Plexus Corp. (a)	1,078	102,216
Richardson Electronics Ltd. (b)	380	3,500
Rogers Corp. (a)	659	78,217
Sanmina Corp. (a)	2,247	139,718
ScanSource, Inc. (a)	983	43,291
Smartrent, Inc. (a)(b)	7,295	19,551
TD SYNNEX Corp.	2,007	226,992
TTM Technologies, Inc. (a)	4,009	62,741
Vishay Intertechnology, Inc.	4,961	112,515
Vishay Precision Group, Inc. (a)	503	17,771
Vontier Corp.	6,041	274,020
Vuzix Corp. (a)(b)	1,976	2,391
		5,392,870
IT Services - 0.5%
Amdocs Ltd.	4,670	422,028
BigCommerce Holdings, Inc. (a)	2,571	17,714
Couchbase, Inc. (a)	1,132	29,783
Digitalocean Holdings, Inc. (a)(b)	1,994	76,131
DXC Technology Co. (a)	7,606	161,323
Edgio, Inc. (a)(b)	117	1,129
Fastly, Inc. Class A (a)	4,729	61,335
Grid Dynamics Holdings, Inc. (a)	2,117	26,018
Hackett Group, Inc.	936	22,745
Kyndryl Holdings, Inc. (a)	9,005	195,949
Perficient, Inc. (a)	1,369	77,061
Rackspace Technology, Inc. (a)	2,262	3,574
Squarespace, Inc. Class A (a)	2,005	73,062
Thoughtworks Holding, Inc. (a)	3,424	8,663
Tucows, Inc. (a)	399	7,405
Unisys Corp. (a)	2,589	12,712
		1,196,632
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc. (a)	1,838	53,559
AEHR Test Systems (a)(b)	1,110	13,764
Allegro MicroSystems LLC (a)(b)	2,796	75,380
Alpha & Omega Semiconductor Ltd. (a)	914	20,145
Ambarella, Inc. (a)	1,471	74,683
Amkor Technology, Inc.	4,046	130,443
Axcelis Technologies, Inc. (a)	1,285	143,303
CEVA, Inc. (a)	879	19,962
Cirrus Logic, Inc. (a)	2,111	195,394
Cohu, Inc. (a)	1,866	62,194
Credo Technology Group Holding Ltd. (a)	4,927	104,403
Diodes, Inc. (a)	1,804	127,182
FormFactor, Inc. (a)	3,052	139,263
Ichor Holdings Ltd. (a)	1,155	44,606
Impinj, Inc. (a)	891	114,413
indie Semiconductor, Inc. (a)(b)	5,170	36,604
Kulicke & Soffa Industries, Inc. (b)	2,215	111,437
Lattice Semiconductor Corp. (a)	5,415	423,615
MACOM Technology Solutions Holdings, Inc. (a)	2,120	202,757
MaxLinear, Inc. Class A (a)	2,919	54,498
Meta Materials, Inc. (a)(b)	138	424
MKS Instruments, Inc.	2,465	327,845
Navitas Semiconductor Corp. (a)(b)	4,969	23,702
NVE Corp. (b)	181	16,323
Onto Innovation, Inc. (a)	1,925	348,579
PDF Solutions, Inc. (a)	1,200	40,404
Photronics, Inc. (a)	2,454	69,497
Power Integrations, Inc.	2,229	159,485
Rambus, Inc. (a)	4,217	260,653
Semtech Corp. (a)	2,519	69,247
Silicon Laboratories, Inc. (a)	1,247	179,219
SiTime Corp. (a)	680	63,396
SkyWater Technology, Inc. (a)	703	7,150
SMART Global Holdings, Inc. (a)(b)	2,031	53,456
Synaptics, Inc. (a)	1,537	149,950
Ultra Clean Holdings, Inc. (a)	1,761	80,900
Universal Display Corp.	1,707	287,544
Veeco Instruments, Inc. (a)	2,206	77,585
Wolfspeed, Inc. (a)(b)	4,918	145,081
		4,508,045
Software - 5.7%
8x8, Inc. (a)	4,587	12,385
A10 Networks, Inc.	2,749	37,634
ACI Worldwide, Inc. (a)	4,264	141,607
Adeia, Inc.	4,207	45,940
Agilysys, Inc. (a)	798	67,239
Alarm.com Holdings, Inc. (a)	1,962	142,186
Alkami Technology, Inc. (a)	1,579	38,796
Altair Engineering, Inc. Class A (a)	2,141	184,447
American Software, Inc. Class A	1,236	14,152
Amplitude, Inc. (a)	2,851	31,019
AppFolio, Inc. (a)	798	196,899
Appian Corp. Class A (a)	1,642	65,598
AppLovin Corp. (a)	5,086	352,053
Asana, Inc. (a)(b)	3,164	49,010
Aspen Technology, Inc. (a)	1,099	234,395
Aurora Innovation, Inc. (a)(b)	30,973	87,344
AvePoint, Inc. (a)	3,707	29,359
Bentley Systems, Inc. Class B	9,030	471,547
Bill Holdings, Inc. (a)	3,811	261,892
Blackbaud, Inc. (a)	1,684	124,852
BlackLine, Inc. (a)	1,995	128,837
Blend Labs, Inc. (a)	6,245	20,296
Box, Inc. Class A (a)(b)	5,649	159,980
Braze, Inc. (a)	1,951	86,429
C3.ai, Inc. (a)(b)	3,695	100,024
CCC Intelligent Solutions Holdings, Inc. Class A (a)	9,687	115,857
Cerence, Inc. (a)	1,632	25,704
Cleanspark, Inc. (a)(b)	5,992	127,090
Clear Secure, Inc. (b)	3,324	70,701
Clearwater Analytics Holdings, Inc. (a)	4,978	88,061
CommVault Systems, Inc. (a)	1,717	174,155
Confluent, Inc. (a)	8,606	262,655
Consensus Cloud Solutions, Inc. (a)	683	10,832
CS Disco, Inc. (a)	1,053	8,561
Digimarc Corp. (a)(b)	578	15,710
Digital Turbine, Inc. (a)	3,751	9,828
Dolby Laboratories, Inc. Class A	2,334	195,519
Domo, Inc. Class B (a)	1,186	10,579
DoubleVerify Holdings, Inc. (a)	5,469	192,290
Dropbox, Inc. Class A (a)	10,038	243,923
Dynatrace, Inc. (a)	9,352	434,307
E2open Parent Holdings, Inc. (a)	6,807	30,223
Elastic NV (a)	3,173	318,062
Enfusion, Inc. Class A (a)	1,313	12,145
Envestnet, Inc. (a)	1,953	113,098
Everbridge, Inc. (a)	1,616	56,285
Expensify, Inc. (a)	1,409	2,593
Five9, Inc. (a)	2,852	177,138
Freshworks, Inc. (a)	6,586	119,931
GitLab, Inc. (a)	3,391	197,763
Guidewire Software, Inc. (a)	3,212	374,873
HashiCorp, Inc. (a)	4,298	115,831
Informatica, Inc. (a)(b)	1,549	54,215
Intapp, Inc. (a)	1,230	42,189
InterDigital, Inc.	1,006	107,099
Jamf Holding Corp. (a)	2,030	37,251
LivePerson, Inc. (a)(b)	2,999	2,991
Liveramp Holdings, Inc. (a)	2,572	88,734
Manhattan Associates, Inc. (a)	2,415	604,305
Marathon Digital Holdings, Inc. (a)(b)	8,734	197,214
Matterport, Inc. (a)	9,440	21,334
MeridianLink, Inc. (a)	775	14,493
MicroStrategy, Inc. Class A (a)(b)	492	838,644
Mitek Systems, Inc. (a)	1,836	25,888
Model N, Inc. (a)	1,376	39,175
N-able, Inc. (a)	2,729	35,668
nCino, Inc. (a)(b)	2,395	89,525
NCR Voyix Corp. (a)	5,264	66,484
Nutanix, Inc. Class A (a)	9,545	589,117
Olo, Inc. (a)	4,328	23,761
ON24, Inc.	1,613	11,517
Onespan, Inc. (a)	1,379	16,038
Pagerduty, Inc. (a)(b)	3,665	83,122
Pegasystems, Inc.	1,668	107,820
Porch Group, Inc. Class A (a)	2,836	12,223
PowerSchool Holdings, Inc. (a)(b)	2,260	48,115
Procore Technologies, Inc. (a)	3,490	286,773
Progress Software Corp.	1,706	90,947
PROS Holdings, Inc. (a)(b)	1,668	60,598
Q2 Holdings, Inc. (a)	2,299	120,835
Qualys, Inc. (a)	1,442	240,627
Rapid7, Inc. (a)	2,409	118,137
Rimini Street, Inc. (a)	1,759	5,734
RingCentral, Inc. (a)	3,290	114,295
Riot Platforms, Inc. (a)(b)	8,105	99,205
Samsara, Inc. (a)	6,401	241,894
Semrush Holdings, Inc. (a)	1,134	15,037
SentinelOne, Inc. (a)	9,502	221,492
Smartsheet, Inc. (a)	5,301	204,089
SolarWinds, Inc.	2,020	25,492
SoundHound AI, Inc. (a)(b)	7,614	44,846
SoundThinking, Inc. (a)	370	5,876
Sprinklr, Inc. (a)(b)	4,189	51,399
Sprout Social, Inc. (a)(b)	1,917	114,464
SPS Commerce, Inc. (a)	1,440	266,256
Telos Corp. (a)	2,219	9,231
Tenable Holdings, Inc. (a)	4,586	226,686
Teradata Corp. (a)	3,834	148,261
UiPath, Inc. Class A (a)	15,959	361,791
Unity Software, Inc. (a)(b)	9,396	250,873
Upland Software, Inc. (a)	999	3,087
Varonis Systems, Inc. (a)	4,267	201,274
Verint Systems, Inc. (a)	2,523	83,637
Veritone, Inc. (a)(b)	1,095	5,760
Vertex, Inc. Class A (a)	1,777	56,438
Workiva, Inc. (a)	1,869	158,491
Xperi, Inc. (a)	1,623	19,573
Yext, Inc. (a)	4,120	24,844
Zeta Global Holdings Corp. (a)	5,938	64,902
Zuora, Inc. (a)	5,203	47,451
		13,734,851
Technology Hardware, Storage & Peripherals - 1.1%
Corsair Gaming, Inc. (a)	1,745	21,533
Eastman Kodak Co. (a)(b)	2,749	13,608
Immersion Corp.	1,054	7,884
IonQ, Inc. (a)(b)	6,749	67,423
Pure Storage, Inc. Class A (a)	11,505	598,145
Super Micro Computer, Inc. (a)	1,819	1,837,197
Turtle Beach Corp. (a)	726	12,516
Xerox Holdings Corp. (b)	4,438	79,440
		2,637,746
TOTAL INFORMATION TECHNOLOGY		28,918,846
MATERIALS - 4.7%
Chemicals - 1.8%
AdvanSix, Inc.	1,071	30,631
Alto Ingredients, Inc. (a)	2,398	5,228
American Vanguard Corp.	1,057	13,688
Ashland, Inc.	2,010	195,714
Aspen Aerogels, Inc. (a)	2,134	37,558
Avient Corp.	3,577	155,242
Axalta Coating Systems Ltd. (a)	8,612	296,167
Balchem Corp.	1,265	196,012
Cabot Corp.	2,168	199,890
Danimer Scientific, Inc. (a)(b)	3,012	3,283
Ecovyst, Inc. (a)	4,002	44,622
Element Solutions, Inc.	8,707	217,501
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	52,757	61,198
H.B. Fuller Co.	2,112	168,411
Hawkins, Inc.	743	57,062
Huntsman Corp.	6,486	168,831
Ingevity Corp. (a)	1,329	63,393
Innospec, Inc.	975	125,717
Intrepid Potash, Inc. (a)	423	8,824
Koppers Holdings, Inc.	822	45,350
Kronos Worldwide, Inc.	948	11,186
LSB Industries, Inc. (a)	2,003	17,586
Mativ, Inc. (b)	2,160	40,500
Minerals Technologies, Inc.	1,274	95,907
NewMarket Corp.	270	171,347
Olin Corp.	4,809	282,769
Origin Materials, Inc. Class A (a)(b)	4,165	2,124
Orion SA	2,281	53,649
Perimeter Solutions SA (a)	5,753	42,687
PureCycle Technologies, Inc. (a)(b)	5,435	33,806
Quaker Houghton	543	111,451
Rayonier Advanced Materials, Inc. (a)	2,559	12,232
RPM International, Inc.	5,046	600,222
Sensient Technologies Corp.	1,657	114,648
Stepan Co.	835	75,183
The Chemours Co. LLC	5,828	153,043
The Scotts Miracle-Gro Co. Class A	1,630	121,582
Trinseo PLC	1,212	4,581
Tronox Holdings PLC	4,569	79,272
Westlake Corp.	1,256	191,917
		4,310,014
Construction Materials - 0.3%
Eagle Materials, Inc.	1,368	371,754
Knife River Holding Co.	2,218	179,835
Summit Materials, Inc. (a)	4,686	208,855
		760,444
Containers & Packaging - 1.2%
Aptargroup, Inc.	2,572	370,085
Ardagh Metal Packaging SA	5,814	19,942
Berry Global Group, Inc.	4,629	279,962
Crown Holdings, Inc.	4,726	374,583
Graphic Packaging Holding Co.	12,002	350,218
Greif, Inc.:
Class A	815	56,276
Class B	376	26,140
Myers Industries, Inc.	1,463	33,898
O-I Glass, Inc. (a)	6,108	101,332
Pactiv Evergreen, Inc.	1,473	21,093
Ranpak Holdings Corp. (A Shares) (a)	1,785	14,048
Sealed Air Corp.	5,673	211,036
Silgan Holdings, Inc.	3,175	154,178
Sonoco Products Co.	3,836	221,874
TriMas Corp.	1,636	43,730
WestRock Co.	10,056	497,269
		2,775,664
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	935	1,253
Alcoa Corp.	7,005	236,699
Alpha Metallurgical Resources	464	153,663
Arch Resources, Inc. (b)	721	115,930
ATI, Inc. (a)	5,003	256,004
Carpenter Technology Corp.	1,934	138,126
Century Aluminum Co. (a)	2,073	31,903
Cleveland-Cliffs, Inc. (a)	19,804	450,343
Coeur d'Alene Mines Corp. (a)	15,046	56,723
Commercial Metals Co.	4,586	269,519
Compass Minerals International, Inc.	1,335	21,013
Gatos Silver, Inc. (a)	1,816	15,236
Haynes International, Inc.	503	30,240
Hecla Mining Co.	22,265	107,095
Kaiser Aluminum Corp.	630	56,297
Materion Corp.	809	106,586
McEwen Mining, Inc. (a)(b)	1,516	14,948
Metallus, Inc. (a)	1,515	33,709
MP Materials Corp. (a)(b)	5,669	81,067
Olympic Steel, Inc.	388	27,501
Piedmont Lithium, Inc. (a)(b)	672	8,951
Radius Recycling, Inc. Class A	1,013	21,405
Ramaco Resources, Inc.	1,275	21,471
Ramaco Resources, Inc. Class B	551	6,915
Royal Gold, Inc.	2,577	313,904
Ryerson Holding Corp.	1,147	38,425
SunCoke Energy, Inc.	3,356	37,822
Tredegar Corp.	890	5,803
United States Steel Corp. (b)	8,747	356,703
Warrior Metropolitan Coal, Inc.	2,041	123,889
Worthington Steel, Inc.	1,200	43,020
		3,182,163
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	666	29,124
Glatfelter Corp. (a)	1,518	3,036
Louisiana-Pacific Corp.	2,520	211,453
Mercer International, Inc. (SBI)	1,669	16,607
Sylvamo Corp.	1,387	85,633
		345,853
TOTAL MATERIALS		11,374,138
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust (SBI)	3,794	64,536
Agree Realty Corp.	3,966	226,538
Alexander & Baldwin, Inc.	2,938	48,389
Alexanders, Inc.	82	17,805
Alpine Income Property Trust, Inc.	480	7,334
American Assets Trust, Inc.	1,950	42,725
American Homes 4 Rent Class A	12,503	459,860
Americold Realty Trust	10,471	260,937
Apartment Income (REIT) Corp.	5,812	188,716
Apartment Investment & Management Co. Class A (a)	5,302	43,423
Apple Hospitality (REIT), Inc.	8,379	137,248
Armada Hoffler Properties, Inc.	2,780	28,912
Ashford Hospitality Trust, Inc. (a)	1,127	1,544
Boston Properties, Inc.	5,671	370,373
Braemar Hotels & Resorts, Inc.	1,885	3,770
Brandywine Realty Trust (SBI)	6,592	31,642
Brixmor Property Group, Inc.	11,832	277,460
Broadstone Net Lease, Inc.	7,428	116,397
Camden Property Trust (SBI)	4,199	413,182
CareTrust (REIT), Inc.	4,696	114,442
CBL & Associates Properties, Inc. (b)	996	22,818
Centerspace	609	34,798
Chatham Lodging Trust	2,026	20,483
City Office REIT, Inc.	1,636	8,524
Community Healthcare Trust, Inc.	1,051	27,904
COPT Defense Properties (SBI)	4,459	107,774
Cousins Properties, Inc.	6,009	144,456
CTO Realty Growth, Inc. (b)	913	15,475
CubeSmart	8,842	399,835
DiamondRock Hospitality Co.	8,290	79,667
Diversified Healthcare Trust (SBI)	8,625	21,218
Douglas Emmett, Inc.	6,583	91,306
Easterly Government Properties, Inc.	3,835	44,141
EastGroup Properties, Inc.	1,824	327,900
Elme Communities (SBI)	3,518	48,971
Empire State Realty Trust, Inc.	5,182	52,494
EPR Properties	2,972	126,161
Equity Commonwealth	4,230	79,862
Equity Lifestyle Properties, Inc.	7,319	471,344
Essential Properties Realty Trust, Inc.	6,188	164,972
Farmland Partners, Inc.	1,844	20,468
Federal Realty Investment Trust (SBI)	2,894	295,535
First Industrial Realty Trust, Inc.	5,219	274,206
Four Corners Property Trust, Inc.	3,604	88,190
Franklin Street Properties Corp.	4,007	9,096
Getty Realty Corp.	1,921	52,539
Gladstone Commercial Corp.	1,694	23,445
Gladstone Land Corp.	1,311	17,489
Global Medical REIT, Inc.	2,572	22,505
Global Net Lease, Inc. (b)	7,750	60,218
Healthcare Realty Trust, Inc.	14,985	212,038
Highwoods Properties, Inc. (SBI)	4,183	109,511
Hudson Pacific Properties, Inc. (b)	5,012	32,327
Independence Realty Trust, Inc.	8,915	143,799
Industrial Logistics Properties Trust	2,344	10,056
InvenTrust Properties Corp.	2,688	69,108
JBG SMITH Properties	3,461	55,549
Kilroy Realty Corp.	4,204	153,152
Kimco Realty Corp.	26,125	512,311
Kite Realty Group Trust	8,657	187,684
Lamar Advertising Co. Class A	3,440	410,770
LTC Properties, Inc.	1,650	53,642
LXP Industrial Trust (REIT)	11,648	105,065
Medical Properties Trust, Inc. (b)	23,569	110,774
National Health Investors, Inc.	1,717	107,879
National Storage Affiliates Trust	3,053	119,555
NETSTREIT Corp.	2,755	50,609
NexPoint Diversified Real Estate Trust	1,392	9,187
NexPoint Residential Trust, Inc.	930	29,937
NNN (REIT), Inc.	7,177	306,745
Office Properties Income Trust	1,890	3,856
Omega Healthcare Investors, Inc.	9,620	304,665
One Liberty Properties, Inc.	651	14,706
Orion Office (REIT), Inc.	2,270	7,968
Outfront Media, Inc.	5,724	96,106
Paramount Group, Inc. (b)	6,342	29,744
Park Hotels & Resorts, Inc.	8,259	144,450
Pebblebrook Hotel Trust	4,765	73,429
Phillips Edison & Co., Inc.	4,737	169,916
Piedmont Office Realty Trust, Inc. Class A	4,968	34,925
Plymouth Industrial REIT, Inc.	1,509	33,953
Postal Realty Trust, Inc.	963	13,790
Potlatch Corp.	3,129	147,126
Rayonier, Inc.	5,366	178,366
Regency Centers Corp.	6,468	391,702
Retail Opportunity Investments Corp.	5,017	64,318
Rexford Industrial Realty, Inc. (b)	8,309	417,943
RLJ Lodging Trust	6,171	72,941
Ryman Hospitality Properties, Inc.	2,346	271,221
Sabra Health Care REIT, Inc.	9,092	134,289
Safehold, Inc. (b)	1,796	36,998
Saul Centers, Inc.	542	20,862
Service Properties Trust	6,581	44,619
SITE Centers Corp.	7,135	104,528
SL Green Realty Corp. (b)	2,535	139,755
STAG Industrial, Inc.	7,169	275,576
Summit Hotel Properties, Inc.	4,147	26,997
Sunstone Hotel Investors, Inc.	8,112	90,368
Tanger, Inc.	4,145	122,402
Terreno Realty Corp.	3,314	220,050
The Macerich Co.	8,476	146,041
UMH Properties, Inc.	2,540	41,250
Uniti Group, Inc.	9,397	55,442
Universal Health Realty Income Trust (SBI)	545	20,007
Urban Edge Properties	4,647	80,254
Veris Residential, Inc.	3,180	48,368
Vornado Realty Trust	6,282	180,733
Whitestone REIT Class B	1,967	24,686
Xenia Hotels & Resorts, Inc.	4,205	63,117
		13,146,192
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	4,352	26,895
Compass, Inc. (a)	12,958	46,649
Cushman & Wakefield PLC (a)	6,612	69,162
Digitalbridge Group, Inc.	5,635	108,586
Douglas Elliman, Inc.	2,441	3,857
eXp World Holdings, Inc. (b)	3,036	31,362
Forestar Group, Inc. (a)	725	29,138
Howard Hughes Holdings, Inc.	1,278	92,808
Jones Lang LaSalle, Inc. (a)	1,866	364,038
Kennedy-Wilson Holdings, Inc. (b)	4,653	39,923
Marcus & Millichap, Inc.	940	32,120
Newmark Group, Inc.	4,699	52,112
Opendoor Technologies, Inc. (a)	22,620	68,539
RE/MAX Holdings, Inc.	754	6,613
Redfin Corp. (a)(b)	4,586	30,497
Seritage Growth Properties (a)(b)	1,420	13,703
Star Holdings	428	5,530
The RMR Group, Inc.	541	12,984
The St. Joe Co.	1,401	81,216
Zillow Group, Inc.:
Class A (a)	2,324	111,227
Class C (a)	5,985	291,948
		1,518,907
TOTAL REAL ESTATE		14,665,099
UTILITIES - 2.6%
Electric Utilities - 0.9%
Allete, Inc.	2,252	134,309
Avangrid, Inc.	2,736	99,700
Hawaiian Electric Industries, Inc.	4,307	48,540
IDACORP, Inc.	1,982	184,108
MGE Energy, Inc. (b)	1,416	111,468
NRG Energy, Inc.	8,853	599,260
OGE Energy Corp.	7,846	269,118
Otter Tail Corp. (b)	1,637	141,437
Pinnacle West Capital Corp.	4,445	332,175
PNM Resources, Inc.	3,365	126,659
Portland General Electric Co.	3,962	166,404
		2,213,178
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	851	91,312
National Fuel Gas Co.	3,597	193,231
New Jersey Resources Corp.	3,820	163,916
Northwest Natural Holding Co.	1,443	53,708
ONE Gas, Inc. (b)	2,176	140,417
Southwest Gas Holdings, Inc.	2,352	179,058
Spire, Inc.	2,063	126,606
UGI Corp.	8,219	201,694
		1,149,942
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)(b)	2,271	10,855
Clearway Energy, Inc.:
Class A	1,915	41,192
Class C (b)	2,727	62,857
Montauk Renewables, Inc. (a)	2,612	10,866
Ormat Technologies, Inc.	2,113	139,859
Sunnova Energy International, Inc. (a)(b)	4,194	25,709
Vistra Corp.	13,174	917,569
		1,208,907
Multi-Utilities - 0.4%
Avista Corp.	3,026	105,971
Black Hills Corp.	2,663	145,400
NiSource, Inc.	16,172	447,318
NorthWestern Energy Corp.	2,394	121,926
Unitil Corp.	632	33,085
		853,700
Water Utilities - 0.3%
American States Water Co.	1,449	104,676
Artesian Resources Corp. Class A	356	13,211
California Water Service Group	2,268	105,417
Consolidated Water Co., Inc.	615	18,026
Essential Utilities, Inc.	9,857	365,202
Middlesex Water Co.	710	37,275
SJW Group	1,142	64,626
York Water Co.	586	21,254
		729,687
TOTAL UTILITIES		6,155,414
TOTAL COMMON STOCKS (Cost $166,828,729)		235,587,500

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $297,731)	300,000	297,725

Money Market Funds - 9.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	3,396,018	3,396,697
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	19,041,541	19,043,446
TOTAL MONEY MARKET FUNDS (Cost $22,440,143)		22,440,143

TOTAL INVESTMENT IN SECURITIES - 107.5% (Cost $189,566,603)	258,325,368
NET OTHER ASSETS (LIABILITIES) - (7.5)%	(18,047,812)
NET ASSETS - 100.0%	240,277,556

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	20	Jun 2024	2,145,900	61,371	61,371
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Jun 2024	2,461,920	67,487	67,487

TOTAL FUTURES CONTRACTS					128,858
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $262,991.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $2,554 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,254,308	20,754,677	22,612,288	55,647	-	-	3,396,697	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	17,231,416	16,625,138	14,813,108	45,159	-	-	19,043,446	0.1%
Total	22,485,724	37,379,815	37,425,396	100,806	-	-	22,440,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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